As filed with the Securities and Exchange Commission on July 30, 1997.
                                                 Registration Nos. 333-1043
                                                                   811-7543
============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. ____              [ ]

                Post-Effective Amendment No. 5               [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No.  11                             [X]

                               Variable Account A
                           (Exact name of Registrant)

                         Keyport Life Insurance Company
                              (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
         (Address of Depositor's Principal Executive Offices (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                        Bernard R. Beckerlegge, Esq.
                  Senior Vice President and General Counsel
                         Keyport Life Insurance Company
                  125 High Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.
                             Katten Muchin & Zavis
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on [date] pursuant to paragraph (b) of Rule 485
(X) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 (17 CFR 270.24f-2) and the Rule 24f-2 Notice for Registrant's fiscal year 1996 was filed on February 28, 1997.
============================================================================
Exhibit Index on Page ____

                     CONTENTS OF REGISTRATION STATEMENT



                              The Facing Sheet

                              The Contents Page

                            Cross-Reference Sheet

                          Supplement to Prospectus

                                   PART A

                                 Prospectus


                                   PART B

                     Statement of Additional Information


                                   PART C

                                Items 24 - 32

                               The Signatures

                                  Exhibits

                               VARIABLE ACCOUNT A

                         KEYPORT LIFE INSURANCE COMPANY

                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page
 2. . . . . . . . . .Glossary of Special Terms
 3. . . . . . . . . .Summary of Expenses
 4. . . . . . . . . .Condensed Financial Information
                    Performance Information
 5. . . . . . . . . .Keyport and the Variable Account
                    Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                    Transfer of Variable Account Value
                    Substitution of Eligible Funds and Other Variable
                      Account Changes
                    Modification of the Certificate
                    Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Certificate Ownership
                    Assignment
                    Partial Withdrawals and Surrenders
                    Annuity Benefits
                    Suspension of Payments
                    Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Settlement Options
10. . . . . . . . . .Purchase Payments and Applications
                    Variable Account Value
                    Valuation Periods
                    Net Investment Factor
                    Distribution of the Certificates
11. . . . . . . . . .Partial Withdrawals and Surrenders
                    Option 1: Income For a Fixed Number of Years
                    Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14. . . . . . . . . .Table of Contents - Statement of Additional Information

                    Caption in Statement of Additional Information

15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements

This Amendment No. 5 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The prospectus, SAI and exhibits which are amended hereby initially became effective on October 25, 1996, in Post-Effective Amendment No. 1. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment No. 3 to the Registration Statement.


                               KEYPORT ADVISOR
                       GROUP FLEXIBLE PURCHASE PAYMENT
                     DEFERRED VARIABLE ANNUITY CONTRACT
                                  ISSUED BY
                             Variable Account A
                                     OF
                       KEYPORT LIFE INSURANCE COMPANY
                     SUPPLEMENT DATED ____________, 1997
                                     TO
                        PROSPECTUS DATED MAY 1, 1997

--------------------------------------------------------------------------


This Supplement updates certain information contained in the above dated Prospectus. You should retain both the supplement and Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling the Client Service Hotline at the number mentioned below.

The following is added to "SALES OF CERTIFICATES" on page 26:

Certificates may be sold with lower or no dealer compensation as part of an exchange program for other variable annuity contracts previously issued by Keyport ("Old VA"). Such a Certificate will be issued with an exchange endorsement. One effect of the endorsement is that no Contingent Deferred Sales Charge will be assessed under the Old VA at the time of the exchange and that any Contingent Deferred Charge assessed under the Certificate in relation to the initial Purchase Payment (i.e., the amount exchanged) will be calculated based on the actual time of each purchase payment under the Old VA. The endorsement also provides that the refund amount described in "Right to Revoke" will not be made if the Certificate is returned. Instead, Keyport will return the Old VA to the owner and treat it as if no exchange had occurred.


--------------------------------------------------------------------------
                           Client Service Hotline
                           800-367-3653 (press 3)

                               Distributed by:
                      Keyport Financial Services Corp.
                               125 High Street
                         Boston, Massachusetts 02110

                                 PARTS A AND B







    Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules O-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A and Part B of this Registration Statement is incorporated herein by reference to the Prospectus and Statement of Additional Information dated May 1, 1997, included in Post-Effective Amendment No. 4 to the Registration Statement as filed in electronic format via EDGAR with the Securities and Exchange Commission on May 1, 1997. This Amendment No. 5 does not delete, amend, or supersede any information contained in Post-Effective Amendment No. 4 to the Registration Statement, except to the extent provided herein.

                                     PART C

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:
          Included in Part B:
          Keyport Life Insurance Company:
           Consolidated Balance Sheets - December 31, 1996 and 1995 Consolidated Income Statements for the years ended December 31,
               1996, 1995 and 1994
           Consolidated Statements of Stockholder's Equity for the years ended December 31, 1996, 1995 and 1994
           Consolidated Statements of Cash Flows for the years ended
               December 31, 1996, 1995 and 1994
           Notes to Consolidated Financial Statements
          Variable Account A:
           Statements of Assets and Liabilities - December 31, 1996 Statements of Operations and Changes in Net Assets for the period ended December 31, 1996
           Notes to Financial Statements

     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing
               Variable
                         Account A

          (2)  Not applicable

     *    (3a) Principal Underwriter's Agreement

     * (3b) Specimen Agreement between Principal Underwriter and Dealer

     ***  (3c) Manning & Napier Broker/Dealer's Agreement

     *    (4a) Form of Group Variable Annuity Contract of Keyport
               Life Insurance Company

     *    (4b) Form of Variable Annuity Certificate  of  Keyport
               Life Insurance Company

     *    (4c) Form of Tax-Sheltered Annuity Endorsement

     *    (4d) Form of Individual Retirement Annuity Endorsement

     *    (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

     ***  (4f) Specimen Group Variable Annuity Contract of Keyport
               Life Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of  Keyport
               Life Insurance Company (M&N)

     +    (4h) Specimen Group Variable Annuity Contract of Keyport
               Life Insurance Company (KA)

     +    (4i) Specimen Variable Annuity Certificate of  Keyport
               Life Insurance Company (KA)

          (4j) Form  of Individual Variable Annuity Contract  of
               Keyport Life Insurance Company

          (4k) Specimen Individual Variable Annuity Contract  of
               Keyport Life Insurance Company(KA)

          (4l) Specimen Group Exchange Program Endorsement (KA)

          (4m) Specimen Individual Exchange Program  Endorsement
               (KA)

     *    (5a) Form of Application for a Group Variable  Annuity
               Contract

     *    (5b) Form of Application for a Group Variable  Annuity
               Certificate

     *    (6a) Articles of Incorporation of Keyport Life Insurance
               Company

     *    (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

     **   (8a) Form of Participation Agreement

     ***  (8b) Participation Agreement Among Manning & Napier Insurance
               Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Life Insurance Company

     +    (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

     +    (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

     +    (8e) Participation Agreement Among Alliance Variable Products
               Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

     ++   (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors

          (11) Not applicable

          (12) Not applicable

          (13) Schedule for Computations of Performance Quotations
               (To be filed)

     **   (15) Chart of Affiliations

     **   (16) Powers of Attorney

     ++   (27) Financial Data Schedule

* Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**   Incorporated  by  reference  to  Pre-Effective  Amendment  No.   1   to
     Registration Statement (File No.333-1043) filed on or about August  22,
     1996.

***  Incorporated  by  reference  to  Pre-Effective  Amendment  No.   3   to
     Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated  by  reference  to  Pre-Effective  Amendment  No.   6   to
     Registration Statement (File No. 333-1043) filed on or about October 24, 1996.

+    Incorporated  by reference to Post-Effective Amendment  No.  1  to  the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

++   Incorporated  by reference to Post-Effective Amendment  No.  4  to  the
     Registration  Statement (File No. 333-1043) filed on or  about  May  1,
     1997.

Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

F. Remington Ballou                      Director
B. A. Ballou & Company, Inc.
800 Waterman Avenue
East Providence, RI 02914

Frederick Lippitt                        Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                      Director
Chairman and CEO
Nyman Mfg. Co.
275 Ferris Avenue
E. Providence, RI 02910-1001

John W. Rosensteel                       President, Chief Executive Officer
                                         and Director

Paul H. LeFevre, Jr.                     Executive Vice President and Chief
                                         Financial Officer

John E. Arant, III                       Senior Vice President and Chief
                                         Sales Officer

Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel

Stephen B. Bonner                        Senior Vice President - Income
                                         Markets

Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer

William L. Dixon                         Vice President-Compliance and
                                         Assistant Secretary

James P. Greaton                         Vice President and Corporate
                                         Actuary

Jacob M. Herschler                       Vice President - Variable Products

Kenneth M. Hughes                        Vice President, National Director
                                         of Bank Sales

James J. Klopper                         Vice President, Counsel and
                                         Secretary

Leslie J. Laputz                         Vice President, Strategic Planning

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Deborah A. Re                            Vice President, Administrative
                                         Operations

Mark R. Tully                            Vice President, National Director
                                         of Traditional Sales

Jeffery J. Whitehead                     Vice President and Treasurer

Peter E. Berkeley                        Assistant Vice President - Human
                                         Resource Development

John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President, Sales
                                         Promotion

Clifford O. Calderwood                   Assistant Vice President, Network
                                         Systems

Paul R. Coady                            Assistant Vice President, Marketing
                                         Systems

Alan R. Downey                           Assistant Vice President

Jeremy C. Jaffe                          Assistant Vice President -
                                         Strategic Planning

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President,
                                         Administrative Services (Rhode
                                         Island Operations)

Edward P. Mangini                        Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President-Variable
                                         Products

Sean O'Brien                             Assistant Vice President -
                                         Administrative Operations

Robert J. Scheinerman                    Assistant Vice President

Edward M. Shea                           Assistant Vice President and
                                         Counsel

Teresa M. Shumila                        Assistant Vice President-
                                         Administrative Operations

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Counsel

Ellen L. Wike                            Assistant Vice President

Daniel Yin                               Assistant Vice President-
                                         Investments

Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

      The Depositor controls Keyport Advisory Services Corp. (KASC), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. KASC files separate financial statements.

       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through
100%   stock   ownership.   Independence  Life  files   separate   financial
statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

Item 27. Number of Contract Owners.

     At June 30, 1997, there were 507 Qualified Contract Owners and 710 Non-Qualified Contract Owners.

Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Keyport Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter

John W. Rosensteel                  President, Director and Chairman of the
                                    Board

Francis E. Reinhart                 Director and Vice President,
                                    Administration

John E. Arant, III                  Director, Vice President, and Chief
                                    Sales Officer

William L. Dixon                    Vice President, Compliance Officer

Rogelio P. Japlit                   Treasurer

James J. Klopper                    Clerk

Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

      Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

                               SIGNATURES

                           SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 30th day of July, 1997.


                                     Variable Account A
                                             (Registrant)


                              BY:  Keyport Life Insurance Company
                                             (Depositor)


                              BY:  /s/ John W. Rosensteel*
                                    John W. Rosensteel
                                    President


*BY: /s/James J. Klopper           July 30, 1997
     James J. Klopper              Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about August 22, 1996 (File Nos. 333-1043; 811-7573).

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ John W. Rosensteel*
Kenneth R. Leibler                    John W. Rosensteel
Director and Chairman of the Board    President
                                      (Principal Executive Officer)


/s/ F. Remington Ballou*              /s/ Paul H. LeFevre, Jr.*
F. Remington Ballou                   Paul H. LeFevre, Jr.
Director                              Executive Vice President
                                      (Chief Financial Officer)

/s/ Frederick Lippitt*
Frederick Lippitt
Director


/s/ Robert C. Nyman*
Robert C. Nyman
Director


/s/ John W. Rosensteel*
John W. Rosensteel
Director


*BY:  /s/ James J. Klopper           July 30, 1997
     James J. Klopper                    Date
     Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about August 22, 1996 (File Nos. 333-1043; 811-7573).

                                EXHIBIT INDEX

Item                                                               Page


(4j) Form of Individual Variable Annuity Contract of Keyport
               Life Insurance Company

(4k) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KA)

(4l) Specimen Group Exchange Program Endorsement (KA)

(4m) Specimen Individual Exchange Program Endorsement (KA)

(10) Consents of Independent Auditors

                                                            EXHIBIT 4(j)

Keyport
Life Insurance Company

A Stock Company

If this Contract is In Force on the Income Date, We will begin making Income Payments to the Annuitant. We will make such payments according to the terms of this Contract.

RIGHT TO EXAMINE CONTRACT: You may return this Contract to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Contract as though it were never issued. Upon receipt We will promptly refund the Contract Value as of the date the returned Contract is received by Us plus any charges We may have previously deducted.

This is a legal contract between You and Us.

                 Read This Contract Carefully.

Signed:   ________________________      ________________________
               Secretary                     President


                   Variable Annuity Contract
                   Flexible Purchase Payments
                    Deferred Income Payments
                Nonparticipating -- No Dividends

INCOME PAYMENTS AND OTHER VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE OF A SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR AMOUNT.
                THIS IS EXPLAINED FURTHER ON PAGES 11 AND 18.
                              Table of Contents
                                                             Page

Right to Examine Contract                                       1
Definitions                                                     2
Contract Schedule                                               3
General Provisions                                              5
Variable Account Provisions                                    10
Transfers                                                      13
Partial Withdrawals and Total Surrender                        14
Death Provisions                                               15
Annuity Provisions                                             16
Endorsements (if any) are before page                          22

                                 Definitions

Accumulation  Period:   The  period prior to the Income  Date  during  which
Purchase Payments may be made by a Contract Owner.

Accumulation Unit: An accounting unit used to calculate a Contract Owner's interest in a Sub-account of the Variable Account during the Accumulation Period.

Adjusted Contract Value: The Contract Value less the Contract Maintenance Charge and any applicable taxes relating to the Contract. This amount is applied to the Annuity Tables to determine Income Payments.

Annuitant: The natural person on whose life Income Payments are based, and to whom any Income Payments will be made starting on the Income Date.

Annuity Options:  Options available for Income Payments.

Income Payments: The series of payments made to the Annuitant, starting on the Income Date, under the Annuity Option selected.

Annuity  Period:   The  period after the Income  Date  during  which  Income
Payments are made.

Annuity  Unit:   An  accounting  unit used  to  calculate  Variable  Annuity payments during the Annuity Period.

Beneficiary: The person(s) or entity(ies) who controls the Contract if any Contract Owner dies before the Income Date.

                (Definitions continue on Page 4)

                 KEYPORT LIFE INSURANCE COMPANY
               125 High Street, Boston, MA 02110



                       Contract Schedule*

CONTRACT OWNER:  DOB               John Doe, male, 1/1/40
JOINT CONTRACT OWNER: DOB          Jane Doe, female, 2/29/40
ANNUITANT:DOB                 John Doe, male 1/1/40
CONTIGENT ANNUITANT:  DOB          None

CONTRACT NUMBER:              99999999
INITIAL PURCHASE PAYMENT:          $10,000
MINIMUM INITIAL PAYMENT:      $5,000
MINIMUM ADDITIONAL PAYMENT:   $1,000
CONTRACT DATE:                4/1/95
ISSUE STATE:                  Rhode Island
IRS PLAN TYPE:                Non-Qualified
INCOME DATE:                  11/1/2010


Charges

Distribution Charge [We deduct [0.000411%] of the assets in each Variable Account Sub-Account on a daily basis (equivalent to an annual rate of [0.15%]) to compensate Us for a portion of Our distribution costs.]

Administrative Charge [We deduct [0.000411%] of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of [0.15%]) to compensate Us for a portion of Our administrative expenses.]

Mortality and Expense Risk Charge [We deduct [0.003863%] of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of [1.40%]) for Our mortality and expense risks.]

Contract Maintenance Charge [We deduct [$36] to cover a portion of Our ongoing Contract maintenance expenses. The charge is incurred at the beginning of the Contract Year and is deducted on each Contract Anniversary and at the time of total surrender.]

Transfer Charge [Currently none; however, We reserve the right to charge [$25] for a transfer if You make more than [12] transfers per Contract Year.]

Surrender Charge [At the time of each partial withdrawal or at total surrender a surrender charge is imposed as a percentage of each Purchase Payment during the [seven] years after the date of its payment, as follows:

 Year 1   Year 2    Year 3   Year 4   Year 5   Year 6    Year 7
   7%       6%        5%       4%       3%       2%        1%

Thereafter 0%].

* Schedule entries are as of the Contract Date. Named owners and annuitants may change later through new designations or deaths (see Page 15).

Initial Purchase Payment Allocation

Currently, You may select [7] Sub-accounts [and the Fixed Account]. We reserve the right to increase or decrease the number of available Sub-accounts. The minimum You may allocate to any Sub-account [or the Fixed Account] is [10%] of any Purchase Payment. Your initial Purchase Payment has been invested as follows:

     [Manning & Napier Moderate Growth            x%
      Manning & Napier Growth                     x%
      Manning & Napier Maximum Horizon            x%
      Manning & Napier Equity                     x%
      Manning & Napier Small Cap                  x%
      Manning & Napier Bond                       x%
      SteinRoe Cash Income Fund                   x%

     Fixed Account                           x%]

Transfer Guidelines

Number of Transfers and Transfer Charge: [Currently, You are permitted [12] transfers per Contract Year during the Accumulation Period and [1] transfer every [6] months during the Annuity Period. We reserve the right to change, upon notice, the frequency of transfers You may make. We also reserve the right to impose a charge for any transfer in excess of [12] per Contract Year. The transfer charge is shown in the Charges section on the Contract Schedule.]

Minimum amount to be transferred: [None]

Minimum amount which must remain in a Sub-account after transfer: [None]

[Limitations on transfers from Fixed Account: Transfers during a Contract Year from the Fixed Account to the Variable Account are limited to [25%] of the Fixed Account Value at the beginning of the Contract Year. This limitation will be waived if a systematic program of monthly transfers has been established.

Partial Withdrawals

You may make partial withdrawals during the Accumulation Period without incurring a surrender charge[, as follows:

     (1) In any Contract Year You may withdraw an aggregate amount not to exceed,at the time of withdrawal:

               (a)  the Contract Value, less
               (b) the portion of Your Purchase Payments not previously withdrawn; and

     (2) In any Contract Year after the first, You may also withdraw the positive difference, if any, between the amount withdrawn pursuant to (1) above in any such subsequent year and 10% of Your Contract Value as of the preceding Contract Anniversary.

We will collect the surrender charge shown on the Contract Schedule with respect to partial withdrawals in excess of the amounts described in (1) and
(2) above].

Minimum withdrawal amount: [$300], unless the withdrawal is made pursuant to Our systematic withdrawal program, in which case the minimum withdrawal is [$100].

Minimum  Contract  Value  which  must remain  after  a  partial  withdrawal:
[$2,500].

Death Benefits

Adjustment of Contract Value
When  We  receive  due  proof  of death of the Contract  Owner,  [any  Joint
Contract Owner,] or the Annuitant if the Contract Owner is a non-natural Person, We will compare, as of the date of death, the Contract Value to the Death Benefit amount defined in this Schedule. If the Contract Value is less than the Death Benefit, We will increase the current Contract Value by the amount of the difference. Any amount credited will be allocated to the Variable Account [and/or the Fixed Account] based on the Purchase Payment allocation that is in effect when We receive due proof of death.

[Waiver of Surrender Charges
If the Contract is surrendered within [90] days of the date of death of the Contract Owner, [any Joint Contract Owner,] or the Annuitant if the Contract Owner is a non-natural Person, any applicable surrender charges will not be deducted from the Contract Surrender Value.]

Death Benefit Amount
[Purchase Payment Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

     (1)  Start with the Death Benefit from the prior Valuation Date;
     (2) Add to (1) any additional Purchase Payments paid during the current Valuation Period and subtract from (1) any partial withdrawals (including any associated surrender charge incurred) made during the current Valuation Period.]

[Contract Anniversary Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

     (1) (a)   Start  with the Death Benefit from  the  Contract
               Date;
         (b)   Add to (a) any additional Purchase Payments  paid
               since the Contract Date and subtract from (a) any partial withdrawals (including any associated surrender charge incurred) made since the Contract Date;
     (2) (a)   Determine  the Contract Value for  each  Contract
               Anniversary (the "Anniversary Value") before the [81st] birthday of the Contract Owner or, if the Contract Owner is a non-natural Person, the Annuitant;
         (b)   Increase each "Anniversary Value" by any Purchase
               Payments made after that Value's Anniversary;
         (c)   Decrease each "Anniversary Value" by the following
               amount calculated at the time of each partial withdrawal made after that Value's Anniversary: (i) the partial withdrawal amount (including any associated surrender charge incurred) divided by the Contract Value immediately preceding the withdrawal, (ii) multiplied by the "Anniversary Value" immediately preceding the withdrawal;
         (d) Select the highest "Anniversary Value" after the adjustments in (b) and (c) above;
     (3)  Set the Death Benefit equal to the greater of (1) and (2).]

[If there is a change of Contract Owner, the new Contract Owner's age will be used to determine the amount in (2) above.]

[Interest Accumulating Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

    (1)   Start with the Death Benefit from the prior  Valuation
          Date;
    (2) Calculate interest on (1) for the current Valuation Period at the Death Benefit Interest Rate;
    (3)   Add (1) and (2);
    (4) Add any additional Purchase Payments paid during the current Valuation Period to (3);
    (5) Subtract partial withdrawals made during the current Valuation Period from (3);

Each accumulated initial or additional Purchase Payment, reduced by any partial withdrawals (including any associated surrender charge incurred) allocated to such Purchase Payment, will continue to grow at the Death Benefit Interest Rate until reaching its Maximum Guaranteed

Death Benefit.

The Death Benefit is accumulated at the Death Benefit Interest Rate of [7%] compounded annually, except:

     (1) Amounts in the [CIF Sub-account] are accumulated at the net rate of return for such Sub-account during the current Valuation Period if less than [7%] compounded annually; and
     (2) Amounts in the [Manning & Napier Bond Sub-account] are accumulated at the net rate of return for such Sub-account during the current Valuation Period if less than [7%]compounded annually; and
     (3) Amounts in a Fixed Allocation are accumulated at the interest rate being credited to such Fixed Allocation during the current Valuation Period if less than [7%] compounded annually.

The net rate of return used in (1) and (2) equals the net investment factor defined on Page 11 less 1.0.

The Maximum Guaranteed Death Benefit is initially equal to [two] times the initial or additional Purchase Payment paid. Thereafter, the Maximum Guaranteed Death Benefit as of the effective date of a partial withdrawal is reduced first by the amount of any partial withdrawal representing earnings and second in proportion to the reduction in Contract Value for any partial withdrawal representing Purchase Payments (in each case, including any associated surrender charge incurred).]

[If there is a change of Contract Owner and the new Contract Owner's age is less than or equal to 75, the Death Benefit described above will remain in effect. If the new Contract Owner's age is greater than 75, the Death Benefit in effect will not apply; the Death Benefit will be the sum of the Purchase Payments less any partial withdrawals (including any associated surrender charge incurred) made since the Contract Date.]

The Variable Separate Account[s]

[Sub-accounts investing in shares of mutual funds

Variable Account [A] is a unit investment trust variable separate account, organized in and governed by the laws of the State of Rhode Island. Variable Account [A] is divided into Sub-accounts. Each Sub-account listed below invests in shares of the corresponding Portfolio of the Eligible Fund shown.

Sub-account              Eligible Fund and Portfolio

                         [Manning & Napier Insurance Fund, Inc.

Moderate Growth          Manning & Napier Moderate Growth Portfolio
Sub-account              seeks with equal emphasis long-term growth and
                         preservation of capital.

Growth Sub-account       Manning & Napier Growth Portfolio - seeks long-
                         term growth of capital.  The
                         secondary objective is the preservation of capital.

Maximum Horizon          Manning & Napier Maximum Horizon Portfolio -
Sub-account              seeks to achieve the high level of long-term capital
                         growth typically associated with the stock market.

Equity Sub-account       Manning & Napier Equity Portfolio- seeks long-term
                         growth of capital.

Small Cap Sub-           Manning & Napier Small Cap Portfolio - seeks to
account                  achieve long term growth of capital by investing
                         principally in the equity securities of small issuers.

Bond Sub-account         Manning & Napier Bond Portfolio - seeks to maximize
                         total return in the form of both income and capital appreciation by investing in fixed income securities without regard to maturity.

                         SteinRoe Variable Investment Trust

CIF Sub-account          Cash Income Fund - seeks high current income
("Money Market"          from short-term money market investments while
Sub-account)             emphasizing preservation of capital and
                         maintaining excellent liquidity.] ]

[Sub-accounts investing directly in securities

Variable Account [B] is an investment company variable separate account which invests directly in securities and is organized in and governed by the laws of the State of Rhode Island. Variable Account [B] is divided into Sub-accounts. The investment advisor to each Sub-account is set forth opposite each Sub-account shown below:

          Sub-account                  Investment Advisor
       [Currently, none]              [Currently, none]  ]

The Fixed Account

[The Fixed Account is part of Our General Account, which consists of all  of
Our  assets  except the assets of the Variable Account  and the   assets  of
other separate accounts  that We maintain.

Subject to applicable law, We have sole discretion over investments of the assets of the Fixed Account. If You allocate assets to the Fixed Account, Your accumulation values and Income Payments will have guaranteed minimums.

Before the Income Date, Your interest in the Fixed Account is measured by the Fixed Account Value. When Income Payments begin, the payee's interest in the Fixed Account is measured by the amount of each periodic payment.

Benefits from the Fixed Account will not be less than the minimum values required by any law of the jurisdiction where the Contract is delivered.

Purchase Payments will be allocated to the Fixed Account in accordance with Your selection at the Contract Date. You may change such selection by Written Request.

The Fixed Account Value at any time is equal to:
     (1) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus
     (2) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less
     (3)  any prior partial withdrawals from the Fixed Account;less
     (4)  any Fixed Account Value transferred to the Variable Account.

We will credit interest to Purchase Payments allocated to the Fixed Account at rates declared by Us for Guarantee Periods of one [or more] year[s] from the month and day of allocation. The minimum Guaranteed Interest Rate is [3%] per year.]

                    Definitions (continued)

Contract Anniversary:  An anniversary of the Contract Date.

Contract  Date:   The  date a Contract is issued to a Contract  Owner.   The
Contract Date is shown on the Contract Schedule.

Contract  Owner:   The  Person who owns the Contract.   Any  Joint  Contract
Owners and the Contract Owner own the Contract equally with rights of survivorship.

Contract  Value:   The  sum of the Contract Owner's  interest  in  the  Sub-
accounts of the Variable Account and the Fixed Account, if available, during the Accumulation Period.

Contract Year:  The first Contract Year is the annual period which begins on
the  Contract  Date.   Subsequent Contract  Years  begin  on  each  Contract
Anniversary.

Eligible Fund:  An investment entity shown on the Contract Schedule.

Fixed  Account: The account We establish to support Fixed Allocations.   The
Contract Schedule shows whether the Fixed Account is available under the Contract.

Fixed Account Value: The value of all Fixed Account amounts accumulated under this Contract prior to the Income Date.

Fixed Allocation: An amount allocated to the Fixed Account that is credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Fixed Annuity: An annuity with a series of payments made during the Annuity Period which are guaranteed as to dollar amount by Us.

General Account: Our general investment account which contains all of Our assets except those in the Variable Account and Our other separate accounts.

Guaranteed Interest Rate: The effective annual interest rate which We will credit for a specified Guarantee Period.

Guarantee Period: The period of year(s) a rate of interest is guaranteed to be credited within the Fixed Account.

Income Date: The date on which Income Payments begin. The Income Date is shown on the Contract Schedule.

In Force: The status of a Contract before the Income Date so long as it has not been totally surrendered and there has not been a death of a Contract Owner or Joint Contract Owner that will cause the Contract to end within five years of the date of death.

Office:  Our executive office shown on the Contract Schedule.

Person:   A human being, trust, corporation, or any other legally recognized entity.

Portfolio:   A  series of an Eligible Fund which constitutes a separate  and distinct class of shares.

Purchase Payment: A payment made by or on behalf of a Contract Owner with respect to a Contract.

Sub-account: Variable Account assets are divided into Sub-accounts. Assets of each Sub-account will be invested in shares of a Portfolio of an Eligible Fund, or directly in portfolio securities.

Valuation Date: Each day on which We and the New York Stock Exchange ("NYSE") are open for business, or any other day that the Securities and Exchange Commission requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Valuation Period: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business on the next succeeding Valuation Date.

Variable Account:  Our Variable Account(s) shown on the Contract Schedule.

Variable  Account  Value:   The  value of all amounts  in  the  Sub-accounts
accumulated under this Contract prior to the Income Date.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-accounts of the Variable Account.

We, Us, Our:  Keyport Life Insurance Company.

Written Request: A request in writing, in a form satisfactory to Us, and received by Us at Our Office.

You, Your:  The Contract Owner and any Joint Contract Owners.

                       General Provisions

Purchase Payments

The initial Purchase Payment is due on the Contract Date. It must be paid at Our Office in United States currency. Coverage under a Contract does not take effect until We have accepted the initial Purchase Payment during Your lifetime. Each Purchase Payment after the Contract Date must be at least the amount shown on the Contract Schedule. Provided the Contract Value under a Contract does not go to zero, a Contract will stay in force until the Income Date even if You make no payments after the initial one. We reserve the right to reject any subsequent Purchase Payment.

Allocation of Purchase Payments

Your initial Purchase Payment is allocated to the Sub-accounts of the Variable Account and to the Fixed Account, if available, in accordance with the selections made by You at the Contract Date. Unless otherwise changed by You, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of Purchase Payments is subject to the terms and conditions imposed by Us. We reserve the right to allocate initial Purchase Payments to the Money Market Sub-account until the expiration of the Right to Examine Contract period set forth on Page 1 of the Contract.

The Contract

This contract form, any attached copy of the application, and any attached riders or endorsements make up the entire contract between You and Us. All statements made by the Contract Owner or any Annuitant will be deemed representations and not warranties. No such statement will be used in any contest unless it is contained in the application signed by You, a copy of which has been furnished to You, or to the Beneficiary.

Only Our President or Secretary may agree to change any of the terms of the Contract. Any changes must be in writing. Any change to the terms of a Contract must be in writing and with Your Consent, unless provided otherwise by the Contract.

To assure that the Contract will maintain its status as a variable annuity under the Internal Revenue Code, We reserve the right to change this Contract to comply with future changes in the Internal Revenue Code, any regulations or rulings issued thereunder, and any requirements otherwise imposed by the Internal Revenue Service. You will be sent a copy of any such amendment as well as a copy of the regulatory change requiring the amendment. If the issue state shown on Page 3 is Connecticut or Massachusetts, such amendment will be filed for approval with the state's insurance supervisory official.

We reserve the right, subject to compliance with the law as currently applicable or subsequently changed, to: (a) operate the Variable Account in any form permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"), or in any other form permitted by law; (b) take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act, or to comply with any other applicable law; (c) transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or the General Account; or to add, combine or remove
Sub-accounts in the Variable Account; and (d) change the way We assess charges, so long as We do not increase the aggregate amount beyond that currently charged to the Variable Account and the Eligible Funds in connection with this Contract. If the shares of any of the Eligible Funds should become unavailable for investment by the Variable Account or if in Our judgment further investment in such Portfolio shares should become inappropriate in view of the purpose of the Contract, We may add or substitute shares of another mutual fund for the Portfolio shares already purchased under the Contract. No substitution of Portfolio shares in any Sub-account may take place without prior approval of the Securities and Exchange Commission and notice to the affected Contract Owners, to the extent required by the 1940 Act.

Contract Owner

The  Contract Owner and any Joint Contract Owner are shown on Page 3.   They
may be changed by You. If You change an owner who is also the Annuitant, the owner being changed will still be the Annuitant.

You may exercise all rights of this Contract while it is In Force, subject to the rights of: (a) any assignee under an assignment filed with Us; and
(b) any irrevocably-named beneficiary.

Joint Contract Owner

A Contract may be owned by Joint Contract Owners. Upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will be the primary Beneficiary(ies). Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us.

Annuitant

The Annuitant is the natural Person on whose life Income Payments are based. The Annuitant is the natural Person designated by You at the Contract Date, unless changed prior to the Income Date. Any change of Annuitant is subject to Our underwriting rules then in effect. The Annuitant may not be changed in a Contract which is owned by a non-natural Person. You may name a Contingent Annuitant. The Contingent Annuitant becomes the Annuitant if the Annuitant dies while this Contract is In Force. If the Annuitant dies and no Contingent Annuitant has been named, We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else. If the Contract is owned by a non-natural Person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated.

Beneficiary

The Beneficiary is the person who controls the Contract if any Contract Owner dies prior to the Income Date. If the Contract is owned by Joint Contract Owners, upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will become the primary Beneficiary. Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us. If You name more than one Person as Beneficiary or as Contingent Beneficiary, and do not state otherwise on an application or in a Written Request to Us, any non-survivors will not receive a benefit. The survivors will receive equal shares. Subject to the rights of any irrevocable Beneficiary, You may change the Beneficiary or Contingent Beneficiary. A change must be made by Written Request and will be effective as of the date the Written Request is signed. We will not be liable for any payment We make or action We take before We receive the Written Request.

Change of Contract Owner, Beneficiary or Contingent Annuitant

While this Contract is In Force, You may by Written Request change the Contract Owner, Joint Contract Owner, Beneficiary, Contingent Beneficiary, Contingent Annuitant, or in certain instances, the Annuitant. An irrevocably named Person may be changed only with the written consent of such Person. The change will be effective, following Our receipt of the Written Request, as of the date the Written Request was signed. The change will not affect any payments We make or actions We take prior to the time We receive the Written Request.

Assignment of the Contract

You may assign this Contract at any time while it is In Force. The assignment must be in writing and a copy must be filed at Our Office. Your rights and those of any revocably named Person will be subject to the assignment. An assignment will not affect any payments We make or actions We take before We receive the assignment. We are not responsible for the validity of any assignment.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any payee has been misstated, We will compute the amount payable based on the correct age and sex. If Income Payments have begun, any underpayment(s) that have been made will be paid in full with the next Income Payment. Any overpayment, unless repaid to Us in one sum, will be deducted from future Income Payments otherwise due until We are repaid in full.

Non-Participating

This Contract does not participate in Our divisible surplus.

Evidence of Death, Age, Sex or Survival

If a Contract provision relates to the death of a natural Person, We will require proof of death before We will act under that provision. Proof of death shall be: (a) a certified death certificate; or (b) a certified decree of a court of competent jurisdiction as to the finding of death; or (c) a written statement by a medical doctor who attended the deceased; or (d) any other document constituting due proof of death under applicable state law. If Our action under a Contract provision is based on the age, sex, or survival of any Person, We may require evidence of the particular fact before We act under that provision.

Protection of Proceeds

No Beneficiary or payee may commute or assign any payments under a Contract before they are due. To the extent permitted by law, no payments shall be subject to the debts of any Beneficiary or payee or to any judicial process for payment of those debts.

Reports

We will send You a report that shows the Contract Value at least once each Contract Year. We will send any other reports that may be required by law.

Taxes

Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payments or Contract Value. We may, in Our sole discretion, delay the deduction until a later date. By not deducting tax payments at the time of Our payment, We do not waive any right We may have to deduct amounts at a later date. We will, in Our sole discretion, determine when taxes relate to the Contract or to the operation of the Variable Account. We reserve the right to establish a provision for federal income taxes if We determine, in Our sole discretion, that We will incur a tax as a result of the operation of the Variable Account. Such a provision will be reflected in the Accumulation and Annuity Unit Values. We will deduct for any income taxes incurred by Us as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. We will deduct from any payment under this Contract any withholding taxes required by applicable law.

Regulatory Requirements

All values payable under the Contract will not be less than the minimum benefits required by the laws and regulations of the states in which the Contract is delivered.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a withdrawal, transfer, surrender or death benefit for any period when:

          (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

          (2)  trading on the New York Stock Exchange is restricted;  or

          (3) an emergency exists as a result of which valuation or disposal of the assets and securities of the Variable Account is not reasonably practicable; or

          (4)    the  Securities  and  Exchange  Commission,  by  order   or
          pronouncement, so permits for the protection of Contract Owners;

provided that applicable rules and regulations of the Securities and Exchange Commission govern as to whether the conditions described in (2) and
(3) above exist.

We reserve the right to delay payment of amounts allocated to the Fixed Account for up to six months.

                  Variable Account Provisions

The Variable Account

The Variable Account(s) is designated on the Contract Schedule and consists of assets set aside by Us, which are kept separate from Our general assets and all other variable account assets We maintain. We own the assets of the Variable Account. Variable Account assets equal to reserves and other contract liabilities will not be chargeable with liabilities arising out of any other business We may conduct. We may transfer to Our General Account assets which exceed the reserves and other liabilities of the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the account without regard to other income, gains or losses in Our other investment accounts.

The Variable Account assets are divided into Sub-accounts. The Sub-accounts which are available under the Contract are shown on the Contract Schedule. The assets of the Sub-accounts of the unit investment trust variable separate account are allocated to the Eligible Fund(s) and the Portfolio(s), if applicable, within an Eligible Fund shown on the Contract Schedule. The assets of the Sub-accounts of the investment company variable separate account, if applicable, are invested in portfolios of securities designed to
meet  the objectives of the Sub-Account shown on the Contract Schedule.   We
may, from time to time, add additional Sub-accounts, Eligible Funds or Portfolios to those shown on the Contract Schedule. You may be permitted to transfer Contract Values or allocate Purchase Payments to the additional Sub-Accounts, Eligible Funds or Portfolios. However, the right to make such transfers or allocations will be limited by the terms and conditions imposed by Us.

We also have the right to eliminate Sub-accounts from the Variable Account, to combine two or more Sub-accounts or to substitute a new Portfolio for the Portfolio in which a Sub-account invests. A substitution may become necessary if, in Our discretion, a Portfolio or Sub-account no longer suits the purposes of the Contract. This may happen: due to a change in laws or regulations or a change in a Portfolio's investment objectives or restrictions; because the Portfolio or Sub-account is no longer available for investment; or for some other reason. We will obtain any prior approvals that may be required from the insurance department of Our state of domicile, and from the SEC or any other governmental entity before making such a substitution.

When permitted by law, We reserve the right to:

     (1)  Deregister a Variable Account under the 1940 Act;
     (2) Operate a Variable Account as a management company under the 1940 Act, if it is operating as a unit investment trust;
     (3) Operate a Variable Account as a unit investment trust under the 1940 Act, if it is operating as a management company;
     (4)  Restrict or eliminate any voting rights as to the account;
     (5)  Combine the Variable Account with any other variable account.

Valuation of Assets

The assets of the Variable Account are valued at their fair market value in accordance with Our procedures.

Accumulation Units

Your Variable Account Value will fluctuate in accordance with the investment results of the Sub-accounts to which You have allocated Your Purchase Payments or Contract Value. In order to determine how these fluctuations affect Your Contract Value, We use an Accumulation Unit value. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Sub-accounts of the Variable Account as a result of Purchase Payments, partial withdrawals, transfers, or charges deducted from the Contract Value. We determine the number of Accumulation Units of a Sub-account purchased or cancelled by dividing the amount allocated to, or withdrawn from, the Sub-account by the dollar value of one Accumulation Unit of the Sub-account as of the end of the Valuation Period during which We receive the request for the transaction.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-account was initially set at $10. Subsequent Accumulation Unit Values for each Sub-account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by a net investment factor for the Sub-account for the current period. This factor may be greater or less than 1.0; therefore, the Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

We calculate the net investment factor for each Sub-account investing in shares of mutual funds by dividing (a) by (b) and then subtracting (c) where:

     (a) is equal to:
           (i) the net asset value per share of the Portfolio in which the Sub-account invests at the end of the Valuation Period; plus
           (ii) any dividend per share declared for the Portfolio that has an ex-dividend date within the current Valuation Period.

     (b) is the net asset value per share of the Portfolio at the end of the preceding Valuation Period.

     (c) is equal to:
           (i) the sum of each Valuation Period equivalent of the annual rate for the Mortality and Expense Risk Charge, for the Administrative Charge, and for the Distribution
                Charge, if any, which are shown on the Contract Schedule; plus
           (ii) a charge factor, if any, for any tax provision established by Us a result of the operation of the Sub-account.

We calculate the net investment factor for each Sub-account investing directly in securities with the same formula, except:

     (a)  is equal to:
         (i)   the value of the assets in the Sub-account at the
               end of the preceding Valuation Period; plus
         (ii)  any investment income and capital gains, realized
               or unrealized, credited to the assets during the current Valuation Period; less
         (iii) any capital losses, realized or unrealized, charged against the assets during the current Valuation Period; less
         (iv) all operating and investment expenses relating to the assets that are incurred during the current Valuation Period.

     (b) is the value of the assets in the Sub-account at the end of the preceding Valuation Period.

Mortality and Expense Risk Charge

Each Valuation Period We deduct a Mortality and Expense Risk Charge from each Sub-account of the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Mortality and Expense Risk Charge compensates Us for assuming the mortality and expense risks with respect to the Contracts We issue. We guarantee the dollar amount of each Income Payment after the first Income Payment will not be affected by variations in mortality or expense experience.

Administrative Charge

Each Valuation Period We deduct an Administrative Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Administrative Charge compensates Us for the costs associated with administration of the Variable Account and the Contracts We issue.

Distribution Charge

Each Valuation Period We deduct a Distribution Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Distribution Charge compensates Us for the costs associated with the distribution of the Contracts We issue.

Contract Maintenance Charge

We deduct a Contract Maintenance Charge from the Variable Account Value by cancelling Accumulation Units from each applicable Sub-account to reimburse Us for expenses relating to the maintenance of the Contract. We will deduct the Contract Maintenance Charge from the Sub-accounts of the Variable Account in the same proportion that the amount of Variable Contract Value in each Sub-account bears to the Variable Contract Value. The Contract
Maintenance Charge is shown on the Contract Schedule. The Contract Maintenance Charge will be deducted from the Variable Contract Value on each Contract Anniversary during the Accumulation Period.

If a total surrender is made on a date other than a Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of surrender.

During the Annuity Period, the Contract Maintenance Charge will be deducted on a pro-rata basis from each Annuity Payment.

                           Transfers

Subject to any limitation We impose on the number of transfers permitted in a Contract Year, You may transfer all or part of Your Contract Value among the Sub-accounts and the Fixed Account, if any, by Written Request or by telephone without the imposition of any fees or charges. Transfers among the Sub-accounts and the Fixed Account are permitted only during the Accumulation Period. The number of permitted transfers, and the charge for transfers in excess of that number, are shown on the Contract Schedule. All transfers are subject to the following:

      (1) If more than the number of free transfers, shown on the Contract Schedule, are made in a Contract Year, We will deduct a transfer charge, shown on the Contract Schedule, for each subsequent transfer. The transfer fee will be deducted from the Sub-account from which the transfer is made. However, if You transfer Your entire interest in a Sub-account, the transfer fee will be deducted from the amount transferred. If You make a transfer from more than one Sub-account, any transfer fee will be allocated pro-rata among such Sub-accounts in proportion to the amount transferred from each.

      (2) During the Annuity Period, transfers of values between Sub-accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units in the Sub-account to which a transfer is made, so that the next Income Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Income Payments will reflect changes in the value of the new Annuity Units.

     (3)  The minimum amount which you may transfer is shown on the Contract
Schedule.   The  minimum amount which must remain in a Sub-account  after  a transfer is shown on the Contract Schedule.

      (4) If 100% of the value of any Sub-account is transferred and the current allocation for Purchase Payments includes that Sub-account, the allocation for future Purchase Payments will change to reflect Your allocation of Contract Value following the transfer.

      (5) We reserve the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

We   will  not  be  liable  for  transfers  made  in  accordance  with  Your instructions. All amounts and Accumulation Units will be determined as of the end of the Valuation Period in which We receive the request for transfer.

            Partial Withdrawals and Total Surrender

Partial Withdrawals

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a partial withdrawal, subject to the provisions and limitations shown on the Contract Schedule. For purposes of determining whether a surrender charge is applicable to Your partial withdrawal:

     (1) Your partial withdrawal will first be taken from the portion of Your Contract Value which is in excess of Your Purchase Payments, and then from Your Purchase Payments; and

     (2) We will allocate partial withdrawals to Purchase Payments in the order in which the Purchase Payments were made, starting with the first.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-account in the ratio that Your interest in the Sub-account bears to Your Variable Account Value. You must specify by Written Request in advance if You want Accumulation Units to be cancelled in a manner other than the method described above. If there is no value or insufficient value in the Variable Account, then the amount withdrawn, or the insufficient portion, will be deducted from the Fixed Account. If You have multiple Guarantee Periods, We will deduct such amount from each Guarantee Period's values in the ratio that each Period's values bears to the total Fixed Account Value. You must specify by Written Request in advance if You want multiple Guarantee Periods to be reduced in a manner other than the method described above.

Each partial withdrawal must be for an amount not less than the amount shown on the Contract Schedule. The Contract Value which must remain in the Contract is shown on the Contract Schedule. The Contract Schedule also shows any charge.

Total Surrender

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a total surrender of the Contract. We will pay You the Contract Surrender Value which equals:

     (1) the Contract Value as of the end of the Valuation Period during which We receive a Written Request for a withdrawal or surrender; less

     (2)  any applicable taxes not previously deducted; less

     (3)  any surrender charge; less

     (4)  any Contract Maintenance Charge.

We will pay the amount of any withdrawal or surrender within seven days unless the Suspension or Deferral of Payments Provision is in effect.

                              Death Provisions

Death of Contract Owner

These provisions apply if, during the Accumulation Period while the Contract is In Force, the Contract Owner or any Joint Contract Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Contract owned by a non-natural Person. The "designated beneficiary" will control the Contract after such a death. This "designated beneficiary" will be the first Person among the following who is alive on the date of death:
Contract  Owner;  Joint  Contract  Owner;  primary  Beneficiary;  Contingent
Beneficiary; and Contract Owner's estate. If the Contract Owner and Joint Contract Owner are both alive, they shall be the "designated beneficiary" together.

If the decedent's surviving spouse (if any) is the sole "designated beneficiary", the surviving spouse will automatically become the new sole Contract Owner as of the date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living Contingent Annuitant, otherwise the surviving spouse. The Contract may stay in force until another death occurs (i.e., until the death of the Contract Owner or Joint Contract Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Contract may stay in force up to five years from the date of death. During this period, the "designated beneficiary" may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to surrender the Contract for its Contract Surrender Value. If this Contract is still in force at the end of the five-year period, We will automatically end it then by paying to the "designated beneficiary" the Contract Surrender Value without the deduction of any applicable surrender charges. If the "designated beneficiary" is not alive then, We will pay any Person(s) named by the "designated beneficiary" in a Written Request; otherwise the "designated beneficiary's" estate.

Death of Annuitant

These provisions apply if during the Accumulation Period while the Contract is In Force, (a) the Annuitant dies, (b) the Annuitant is neither the Contract Owner nor a Joint Contract Owner, and (c) the Contract Owner is a natural Person. The Contract will continue in force after the Annuitant's death. The new Annuitant will be any living Contingent Annuitant. We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else.

Payment of Benefits

Instead of receiving a lump sum, You or any "designated beneficiary" may by Written Request direct that We pay any benefit of $5,000 or more under an Annuity Option that meets the following: (a) the first payment to the "designated beneficiary" must be made no later than one year after the date of death; (b) payments must be made over the life of the "designated beneficiary" or over a period not extending beyond that person's life expectancy; and (c) any Annuity Option that provides for payments to continue after the death of the "designated beneficiary" will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                       Annuity Provisions

General

If the Contract is In Force on the Income Date, the Adjusted Contract Value will be applied under the Annuity Option selected by You. Income Payments may be made on a fixed or variable basis or both.

Income Date

The Income Date may be selected by You. It is shown on the Contract Schedule. The Income Date can be any time after the Contract Date for variable payments and any time after the first Contract Anniversary for fixed payments. The Income Date may not be later than the earlier of when the Annuitant reaches attained age 90 or that required under state law. If no Income Date is selected, it will be the earlier of when the Annuitant reaches attained age 90 or the maximum date permitted under state law, if any.

Prior to the Income Date, You may change the Income Date by Written Request. Any change must be requested at least 30 days prior to the new Income Date.

Selection of an Annuity Option

An Annuity Option may be selected by You. If no Annuity Option is selected, Option B will automatically be applied. Prior to the Income Date, You may change the Annuity Option selected by Written Request. Any change must be requested at least 30 days prior to the Income Date.

Frequency and Amount of Income Payments

Income Payments are paid in monthly installments unless quarterly, semi-annual or annual payments are chosen. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $5,000, We reserve the right to make a lump sum payment in lieu of Income Payments. If the Income Payment would be or becomes less than $100, We will reduce the frequency of payments to a longer interval which will result in each payment being at least $100.

Annuity Options

The following Annuity Options or any other Annuity Option acceptable to Us may be selected:

     OPTION A. ANNUITY FOR A FIXED NUMBER OF YEARS: Income Payments for a chosen number of years, not fewer than 5. If the payee dies during the payment period and the Beneficiary does not desire payments to continue for the remainder of the period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum. During the payment period of a Variable Annuity, the payee may elect by Written Request to receive the following amount: (a) the present value of the remaining payments commuted; less (b) any surrender charge that may be due by treating the value defined in (a) as a surrender. Instead of receiving a lump sum, the payee may elect another Annuity Option. The amount applied to that Option would not be reduced by the charge defined in (b).

     OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 10 YEARS: Income Payments during the lifetime of the payee and in any event for 10 years certain. If the payee dies during the guaranteed payment period and the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed payments remaining commuted and paid in a lump sum.

     OPTION C. JOINT AND SURVIVOR ANNUITY: Income Payments payable during the joint lifetime of the payee and a designated second natural person and then during the lifetime of the survivor.

Unless the Annuity Option provides for commutation by the payee, a payee may not withdraw or otherwise end an Annuity Option after it begins. Payments will end upon the payee's death unless the Annuity Option provides for payments continuing to a successor payee. No successor payee may extend the period of time over which the remaining payments are to be made.

Annuity

If You select a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If You select a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-accounts of the Separate Account in accordance with the selection You make, and the Annuity will be paid as a Variable Annuity. You may also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. If You do not select between a Fixed Annuity and a Variable Annuity, any Adjusted Contract Value in the Variable Account will be applied to a Variable Annuity and any Adjusted Contract Value in the Fixed Account will be applied to a Fixed Annuity.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option You select. If, as of the Income Date, the current Annuity Option rates provide an initial Income Payment greater than the initial Income Payment guaranteed under the applicable Annuity Table in the Contract, the greater payment will be made.

Fixed Annuity

The minimum dollar amount of each Fixed Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. After the initial Fixed Annuity Income Payment, the payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

Variable Annuity payments reflect the investment performance of the Variable Account in accordance with the allocation of the Adjusted Contract Value to the Sub-accounts during the Annuity Period. Variable Annuity Income Payments are not guaranteed as to dollar amount.

The dollar amount of the first Variable Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. The dollar amount of Variable Annuity Income Payments for each applicable Sub-account after the first Variable Annuity Income Payment is determined as follows:

          (1) the dollar amount of the first Variable Annuity Income Payment is divided by the value of an Annuity Unit for each
          applicable  Sub-account  as of the Income  Date.   This  sets  the
          number  of  Annuity  Units  for  each  monthly  payment  for   the
          applicable Sub-account. The number of Annuity Units for each applicable Sub-account remains fixed during the Annuity Period;

          (2) the fixed number of Annuity Units per payment in each Sub-account is multiplied by the Annuity Unit Value for that Sub-account for the Valuation Period for which the payment is due.
          This result is the dollar amount of the payment for each applicable Sub-account.

The total dollar amount of each Variable Annuity Income Payment is the sum of all Sub-account Variable Annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was initially set at $10.

The Sub-account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

     (1)  the net investment factor calculated as set forth on Pages 11-
          12 (but without the Distribution Charge, if any) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-account for the immediately preceding Valuation Period.

    (2) the result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Valuation Period equivalent of the Assumed Investment Rate for the number of days in the current Valuation Period. The Assumed Investment Rate is equal to 6% per year.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Using the Tables

Tables 2, 3, 5, and 6 are age-dependent. The amount of the first Income Payment will be based on an age a specified number of years younger than the person's then-attained age (i.e., age last birthday). This age setback is as follows:

     Date of First Payment                 Age Setback
           1996-1999                         1 year
           2000-2009                         2 years
           2010-2019                         4 years
           2020-2029                         5 years
         2030 or later                       6 years

We will calculate the amount for a payment frequency other than monthly and for any ages not shown in Tables 2, 3, 5, and 6 in accordance with the next section. Upon request, We will tell You any such amount.

Basis of Calculation

Tables 1 and 4 are based on interest at 6% and 3%, respectively. Tables 2, 3, 5, and 6 are based on the 1983 Individual Annuity Valuation Tables, weighted 40% male and 60% female, with interest at 6% (Tables 2 and 3) and 3% (Tables 5 and 6), projected dynamically with Projection Scale G.

TABLE 1: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION A FOR EACH $1,000 APPLIED

Years       Payment  Years      Payment  Years      Payment    Years  Payment

5          $19.17     12        $9.63     19        $7.24        25    $6.32
6           16.42     13         9.12     20         7.04        26     6.21
7           14.46     14         8.69     21         6.86        27     6.11
8           13.00     15         8.31     22         6.70        28     6.02
9           11.87     16         7.99     23         6.56        29     5.94
10          10.97     17         7.71     24         6.43        30     5.87
11          10.24     18         7.46

TABLE 2: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION B FOR EACH $1,000 APPLIED

Age  Payment   Age  Payment   Age  Payment   Age  Payment   Age  Payment

30    $5.09    43    $5.40     56    $6.06    69    $7.47   82   $ 9.72
31     5.11    44     5.44     57     6.13    70     7.63   83     9.87
32     5.13    45     5.47     58     6.21    71     7.79   84    10.02
33     5.14    46     5.51     59     6.30    72     7.95   85    10.15
34     5.16    47     5.55     60     6.39    73     8.12   86    10.27
35     5.18    48     5.60     61     6.48    74     8.30   87    10.38
36     5.20    49     5.64     62     6.59    75     8.48   88    10.48
37     5.23    50     5.69     63     6.69    76     8.66   89    10.57
38     5.25    51     5.74     64     6.81    77     8.84   90    10.65
39     5.28    52     5.80     65     6.93    78     9.03   91    10.72
40     5.31    53     5.86     66     7.05    79     9.21   92    10.77
41     5.34    54     5.92     67     7.19    80     9.38   93    10.82
42     5.37    55     5.99     68     7.33    81     9.55   94    10.86
                                                            95    10.89

TABLE 3: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION C FOR EACH $1,000 APPLIED

                                     COMBINATION OF AGES

    30   35   40   45   50   55   60   65   70   75   80   85     90    95

30$4.97$4.99$5.00$5.02$5.04$5.05$5.06$5.07$5.08$5.09$5.09 $5.09 $5.10 $5.10
35      5.01 5.04 5.07 5.09 5.11 5.13 5.15 5.16 5.17 5.18  5.18  5.19  5.19
40           5.08 5.12 5.16 5.19 5.22 5.25 5.27 5.29 5.30  5.31  5.31  5.32
45                5.18 5.23 5.29 5.34 5.38 5.41 5.44 5.46  5.48  5.49  5.49
50                     5.32 5.40 5.47 5.54 5.60 5.64 5.68  5.70  5.72  5.72
55                          5.51 5.62 5.73 5.85 5.90 5.96  6.00  6.02  6.04
60                               5.79 5.95 6.11 6.24 6.34  6.41  6.45  6.48
65                                    6.20 6.44 6.66 6.84  6.97  7.05  7.10
70                                         6.80 7.15 7.47  7.71  7.87  7.97
75                                              7.69 8.22  8.66  8.99  9.20
80                                                   9.03  9.81 10.43 10.87
85                                                        11.02 12.11 12.98
90                                                              13.82 15.34
95                                                                    17.66


TABLE 4: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION A FOR EACH $1,000 APPLIED

Years Payment    Years    Payment   Years     Payment    Years     Payment

5    $17.91      12      $8.24       19       $5.73      25       $4.71
6     15.14      13       7.71       20        5.51      26        4.59
7     13.16      14       7.26       21        5.32      27        4.47
8     11.68      15       6.87       22        5.15      28        4.37
9     10.53      16       6.53       23        4.99      29        4.27
10     9.61      17       6.23       24        4.84      30        4.18
11     8.86      18       5.96

TABLE 5: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION B FOR EACH $1,000 APPLIED

Age     Payment     Age Payment    Age Payment   Age Payment   Age  Payment
30      $3.05       43  $3.46      56  $4.24      69   $5.79    82  $8.24
31       3.07       44   3.50      57   4.32      70    5.96    83   8.41
32       3.09       45   3.55      58   4.41      71    6.13    84   8.57
33       3.12       46   3.60      59   4.51      72    6.31    85   8.72
34       3.15       47   3.65      60   4.61      73    6.50    86   8.85
35       3.18       48   3.70      61   4.71      74    6.69    87   8.97
36       3.21       49   3.76      62   4.82      75    6.88    88   9.08
37       3.24       50   3.82      63   4.94      76    7.08    89   9.18
38       3.27       51   3.88      64   5.07      77    7.28    90   9.27
39       3.31       52   3.94      65   5.20      78    7.48    91   9.34
40       3.34       53   4.01      66   5.34      79    7.68    92   9.40
41       3.38       54   4.08      67   5.48      80    7.87    93   9.46
42       3.42       55   4.16      68   5.63      81    8.06    94   9.50
                                                                95   9.53

TABLE 6: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION C FOR EACH $1, 000 APPLIED

                           COMBINATION OF AGES

   30   35   40     45   50   55   60   65   70   75   80   85   90   95

30 $2.88$2.92$2.95$2.98$3.00$3.01$3.02$3.03$3.04$3.04$3.04$3.05$3.05$3.05
35       2.97 3.02 3.06 3.09 3.12 3.14 3.15 3.16 3.17 3.17 3.18 3.18 3.18
40            3.09 3.15 3.20 3.24 3.27 3.30 3.32 3.33 3.34 3.34 3.34 3.35
45                 3.24 3.31 3.38 3.44 3.48 3.51 3.53 3.54 3.55 3.56 3.56
50                      3.43 3.53 3.62 3.69 3.74 3.78 3.80 3.82 3.83 3.83
55                           3.68 3.81 3.93 4.02 4.09 4.13 4.16 4.18 4.19
60                                4.01 4.19 4.35 4.47 4.56 4.61 4.65 4.66
65                                     4.47 4.73 4.94 5.11 5.21 5.28 5.32
70                                          5.11 5.48 5.78 6.00 6.13 6.21
75                                               6.04 6.57 6.99 7.28 7.46
80                                                    7.40 8.16 8.75 9.15
85                                                         9.3810.4611.29
90                                                             12.1813.68
95                                                                  16.02




                               Endorsements

                        To be inserted only by Us












Keyport
Life Insurance Company
Providence, Rhode Island
















                        Variable Annuity Contract
                        Flexible Purchase Payments
                         Deferred Income Payments
                     Nonparticipating -- No Dividends

                                                                EXHIBIT 4(k)

Keyport
Life Insurance Company

A Stock Company

If this Contract is In Force on the Income Date, We will begin making Income Payments to the Annuitant. We will make such payments according to the terms of this Contract.

RIGHT TO EXAMINE CONTRACT: You may return this Contract to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Contract as though it were never issued. Upon receipt We will promptly refund the Contract Value as of the date the returned Contract is received by Us plus any charges We may have previously deducted.

This is a legal contract between You and Us.

                 Read This Contract Carefully.

Signed:   ________________________      ________________________
               Secretary                     President


                   Variable Annuity Contract
                   Flexible Purchase Payments
                    Deferred Income Payments
                Nonparticipating -- No Dividends

 INCOME PAYMENTS AND OTHER VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE
  OF A SEPARATE ACCOUNT, ARE VARIABLE AND ARE NOT GUARANTEED AS TO DOLLAR
          AMOUNT.  THIS IS EXPLAINED FURTHER ON PAGES 11 AND 18.
                             Table of Contents
                                                             Page

Right to Examine Contract                                       1
Definitions                                                     2
Contract Schedule                                               3
General Provisions                                              5
Variable Account Provisions                                    10
Transfers                                                      13
Partial Withdrawals and Total Surrender                        14
Death Provisions                                               15
Annuity Provisions                                             16
Endorsements (if any) are before page                          22

                                Definitions

Accumulation  Period:   The period prior to the Income  Date  during  which
Purchase Payments may be made by a Contract Owner.

Accumulation Unit: An accounting unit used to calculate a Contract Owner's interest in a Sub-account of the Variable Account during the Accumulation Period.

Adjusted Contract Value: The Contract Value less the Contract Maintenance Charge and any applicable taxes relating to the Contract. This amount is applied to the Annuity Tables to determine Income Payments.

Annuitant: The natural person on whose life Income Payments are based, and to whom any Income Payments will be made starting on the Income Date.

Annuity Options:  Options available for Income Payments.

Income Payments: The series of payments made to the Annuitant, starting on the Income Date, under the Annuity Option selected.

Annuity  Period:   The  period after the Income Date  during  which  Income
Payments are made.

Annuity  Unit:   An  accounting  unit used to  calculate  Variable  Annuity payments during the Annuity Period.

Beneficiary: The person(s) or entity(ies) who controls the Contract if any Contract Owner dies before the Income Date.

                (Definitions continue on Page 4)

                      KEYPORT LIFE INSURANCE COMPANY

                     125 High Street, Boston, MA 02110

                       Contract Schedule

CONTRACT OWNER:                    John Doe, male, 1/1/40
JOINT CONTRACT OWNER:              Jane Doe, female, 2/29/40
ANNUITANT:                         John Doe, male 1/1/40
CONTINGENT ANNUITANT:              Jane Doe, female, 2/29/40
COVERED PERSONS:                   Contract Owner, Joint Contract Owner,
                                   Annuitant
CONTRACT NUMBER:                   99999999
INITIAL PURCHASE PAYMENT:          $10,000
MINIMUM INITIAL PAYMENT:           $5,000
MINIMUM ADDITIONAL PAYMENT:        $1,000
CONTRACT DATE:                     4/1/95
ISSUE STATE:
IRS PLAN TYPE:                     Non-Qualified
INCOME DATE:                       11/1/2010

Charges

Distribution Charge: We deduct 0.000411% of the assets in each Variable Account Sub-Account on a daily basis (equivalent to an annual rate of 0.15%) to compensate Us for a portion of Our distribution costs.

Administrative Charge:  None.

Mortality and Expense Risk Charge: We deduct 0.003403% of the assets in each Variable Account Sub-account on a daily basis (equivalent to an annual rate of 1.25%) for Our mortality and expense risks.

Contract Maintenance Charge: We charge $36 to cover a portion of Our ongoing Contract maintenance expenses. The charge is incurred at the beginning of the Contract Year and is deducted on each Contract Anniversary and at the time of total surrender.

Transfer Charge: Currently none; however, We reserve the right to charge $25 for a transfer if You make more than 12 transfers per Contract Year.

Surrender Charge: At the time of each partial withdrawal or at total surrender a surrender charge is imposed as a percentage of each Purchase Payment during the seven years after the date of its payment, as follows:

 Year 1   Year 2    Year 3   Year 4   Year 5   Year 6    Year 7
   7%       6%        5%       4%       3%       2%        1%

Thereafter 0%.

Initial Purchase Payment Allocation

Currently, You may select 17 Sub-accounts and the Fixed Account. We reserve the right to increase or decrease the number of available Sub-accounts. The minimum You may allocate to any Sub-account or the Fixed Account is 5% of any Purchase Payment. Your initial Purchase Payment has been invested as follows:

     Alger Growth                                 x%
     Alger Small Cap                              x%
     Alliance Global Bond                         x%
     Alliance Premier Growth                      x%
     Colonial Growth & Income                     x%
     Colonial Int'l Fund for Growth               x%
     Colonial Strategic Income                    x%
     Colonial U.S. Fund for Growth                x%
     Colonial Utilities                           x%
     MFS Emerging Growth                          x%
     MFS Research                                 x%
     Newport Tiger                                x%
     SteinRoe Cap Appreciation                    x%
     SteinRoe Cash Income                         x%
     SteinRoe Managed Assets                      x%
     SteinRoe Managed Growth Stock                x%
     SteinRoe Mortgage Sec Income                 x%

     Fixed Account - 1 Year                       x%
     Fixed Account - 3 Years                      x%
     Fixed Account - 5 Years                      x%
     Fixed Account - 7 Years                      x%

Transfer Guidelines

Number of Transfers and Transfer Charge: Currently, You are permitted unlimited transfers per Contract Year during the Accumulation Period and unlimited transfers every 12 months during the Annuity Period. We reserve the right to change, upon notice, the frequency of transfers You may make. We also reserve the right to impose a charge for any transfer in excess of 12 per Contract Year. The transfer charge is shown in the Charges section of the Contract Schedule.

Minimum amount to be transferred: None.

Minimum amount which must remain in a Sub-account after transfer: None.

Partial Withdrawals

You may make partial withdrawals during the Accumulation Period without incurring a surrender charge, as follows:

     (1) In any Contract Year You may withdraw an aggregate amount not to exceed, at the time of withdrawal:

               (a)  the Contract Value, less
               (b) the portion of Your Purchase Payments not previously withdrawn; and

     (2) In any Contract Year after the first, You may also withdraw the positive difference, if any, between the amount withdrawn pursuant to (1) above in any such subsequent year and 10% of Your Contract Value as of the preceding Contract Anniversary.

We will collect the surrender charge shown on the Contract Schedule with respect to partial withdrawals in excess of the amounts described in (1) and (2) above.

Minimum withdrawal amount: $300, unless the withdrawal is made pursuant to Our systematic withdrawal program, in which case the minimum withdrawal is $100.

Minimum  Contract  Value  which must remain  after  a  partial  withdrawal:
$2,500.

Death Benefits

Adjustment of Contract Value
When We receive due proof of death of the Contract Owner, any Joint Contract Owner, or the Annuitant if the Contract Owner is a non-natural Person, We will compare, as of the date of death, the Contract Value to the Death Benefit amount defined in this Schedule. If the Contract Value is less than the Death Benefit, We will increase the current Contract Value by the amount of the difference. Any amount credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation that is in effect when We receive due proof of death.

Waiver of Surrender Charges
If the Contract is surrendered within 90 days of the date of death of the Contract Owner, any Joint Contract Owner, or the Annuitant if the Contract Owner is a non-natural Person, any applicable surrender charges will not be deducted from the Contract Surrender Value.

Death Benefit Amount

Contract Anniversary Death Benefit
On the Contract Date, the Death Benefit is the initial Purchase Payment. On subsequent Valuation Dates, the Death Benefit is calculated as follows:

   (1)   (a)   Start with the Death Benefit from  the  Contract
               Date;
         (b)   Add to (a) any additional Purchase Payments paid
               since  the  Contract Date and subtract from (a) any  partial
               withdrawals  (including  any  associated  surrender   charge
               incurred) made since the Contract Date;
   (2)   (a)   Determine the Contract Value for  each  Contract
               Anniversary  (the  "Anniversary  Value")  before  the   81st
               birthday of the Contract Owner or, if the Contract Owner  is a non-natural Person, the Annuitant;
         (b)   Increase each "Anniversary Value" by any Purchase
               Payments made after that Value's Anniversary;
         (c)   Decrease each "Anniversary Value" by the following
               amount  calculated  at the time of each  partial  withdrawal
               made   after  that  Value's  Anniversary:  (i)  the  partial
               withdrawal amount (including any associated surrender charge
               incurred)   divided   by  the  Contract  Value   immediately
               preceding   the   withdrawal,   (ii)   multiplied   by   the
               "Anniversary Value" immediately preceding the withdrawal;
          (d)  Select the highest "Anniversary Value" after  the
               adjustments in (b) and (c) above;
     (3)  Set the Death Benefit equal to the greater of (1) and (2).

If there is a change of Contract Owner, the new Contract Owner's age will be used to determine the amount in (2) above.

The Variable Separate Account

Sub-accounts investing in shares of mutual funds

Variable Account A is a unit investment trust variable separate account, organized in and governed by the laws of the State of Rhode Island. Variable Account A is divided into Sub-accounts. Each Sub-account listed below invests in shares of the corresponding Portfolio of the Eligible Fund shown.

Sub-account                   Eligible Fund and Portfolio

                              The Alger American Fund

Alger Growth                  Alger American Growth Portfolio - seeks
Sub-account                   long-term capital appreciation.

Alger Small Cap               Alger American Small Capitalization
Sub-account                   Portfolio - seeks long-term capital
                              appreciation.

                              Alliance Variable Products Series Fund, Inc.

Alliance Global Bond          Global Bond Portfolio - seeks a high level of
Sub-account                   return from a combination of current income
                              and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Alliance Premier Growth       Premier Growth Portfolio - seeks growth of
Sub-account                   capital rather than current income.

                              Keyport Variable Investment Trust

Colonial Growth & Income      Colonial-Keyport Growth and Income
Sub-account                   Fund - seeks primarily income and long-
                              term capital growth and, secondarily,
                              preservation of capital.

Colonial Strategic Income     Colonial-Keyport Strategic Income Fund -
Sub-account                   seeks a high level of current income, as is
                              consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and high yield, high risk corporate debt securities.

Colonial Int'l Fund for       Colonial-Keyport International Fund for
Growth Sub-account            Growth - seeks long-term capital growth, by
                              investing primarily in non-U.S. equity
                              securities.

Colonial U.S. Fund for        Colonial-Keyport U.S. Fund for Growth -
Growth Sub-account            seeks growth exceeding over time the S&P
                              500 Index (Standard & Poor's Corporation
                              Composite Price Index) performance.

Colonial Utilities            Colonial-Keyport Utilities Fund - seeks
Sub-account                   primarily current income and, secondarily,
                              long-term capital growth.

Newport Tiger                 Newport-Keyport Tiger Fund - seeks long-
Sub-account                   term capital growth by investing primarily
                              in equity securities of companies located in the four Tigers of Asia (Hong Kong,
                              Singapore, South Korea and Taiwan) and the other mini-Tigers of East Asia (Malaysia, Thailand, Indonesia, China and the
                              Philippines).

                              MFS Variable Insurance Trust

MFS Emerging Growth           MFS Emerging Growth Series - seeks to provide
Sub-account                   long-term growth of capital.

MFS Research                  MFS Research Series - seeks to provide long-
Sub-account                   term growth of capital and future income.

                              SteinRoe Variable Investment Trust

SteinRoe Cap Appreciation     Capital Appreciation Fund - seeks capital
Sub-account                   growth by investing primarily in common
                              stocks, convertible securities, and other securities selected for prospective capital growth.

SteinRoe Cash Income          Cash Income Fund - seeks high current income
Sub-account                   from short-term money market instruments
("Money Market" Sub-account)  while emphasizing preservation of capital and maintaining excellent liquidity.

SteinRoe Managed Assets       Managed Assets Fund - seeks high total inves-
Sub-account                   tment return through investment in a changing
                              mix of securities.

SteinRoe Managed Growth       Managed Growth Stock Fund - seeks long-term
Stock Sub-account             growth of capital through investment
                              primarily in common stocks.

SteinRoe Mortgage Securities  Mortgage Securities Income Fund - seeks
Income Sub-account            highest possible level of current income
                              consistent with safety of principal and
                              maintenance of liquidity through investment primarily in mortgage-backed securities.

Sub-accounts investing directly in securities: None.

The Fixed Account

The Fixed Account is part of Our General Account, which consists of all of Our assets except the assets of the Variable Account and the assets of other separate accounts that We maintain.Subject to applicable law, We have sole discretion over investments of the assets of the Fixed Account. If You allocate assets to the Fixed Account, Your accumulation values and Income Payments will have guaranteed minimums.

Before the Income Date, Your interest in the Fixed Account is measured by the Fixed Account Value. When Income Payments begin, the payee's interest in the Fixed Account is measured by the amount of each periodic payment.

Benefits from the Fixed Account will not be less than the minimum values required by any law of the jurisdiction where the Contract is delivered.

Purchase Payments will be allocated to the Fixed Account in accordance with Your selection on the Contract Date. You may change such selection by Written Request.

The Fixed Account Value at any time is equal to:
     (1)   all  Purchase Payments allocated  to  the  Fixed
           Account  plus  the interest subsequently credited  on  those payments; plus
     (2)   any  Variable Account Value transferred  to  the
           Fixed Account plus the interest subsequently credited on the transferred value; less
     (3)   any  prior  partial  withdrawals  from  the   Fixed
           Account;less
     (4)   any Fixed Account Value transferred to the Variable Account.

We will credit interest to Purchase Payments allocated to the Fixed Account at rates declared by Us for Guarantee Periods of one or more years from the month and day of allocation. The minimum Guaranteed Interest Rate is 3% per year.


                    Definitions (continued)

Contract Anniversary:  An anniversary of the Contract Date.

Contract  Date:   The date a Contract is issued to a Contract  Owner.   The
Contract Date is shown on the Contract Schedule.

Contract  Owner:   The Person who owns the Contract.   Any  Joint  Contract
Owners and the Contract Owner own the Contract equally with rights of survivorship.

Contract  Value:   The  sum of the Contract Owner's interest  in  the  Sub-
accounts of the Variable Account and the Fixed Account, if available, during the Accumulation Period.

Contract Year: The first Contract Year is the annual period which begins on the Contract Date. Subsequent Contract Years begin on each Contract Anniversary.

Eligible Fund:  An investment entity shown on the Contract Schedule.

Fixed Account: The account We establish to support Fixed Allocations.   The
Contract Schedule shows whether the Fixed Account is available under the Contract.

Fixed Account Value: The value of all Fixed Account amounts accumulated under this Contract prior to the Income Date.

Fixed  Allocation:   An  amount allocated to  the  Fixed  Account  that  is
credited with a Guaranteed Interest Rate for a specified Guarantee Period.

Fixed  Annuity:   An  annuity with a series of  payments  made  during  the
Annuity Period which are guaranteed as to dollar amount by  Us.

General Account: Our general investment account which contains all of Our assets except those in the Variable Account and Our other separate accounts.

Guaranteed Interest Rate: The effective annual interest rate which We will credit for a specified Guarantee Period.

Guarantee Period: The period of year(s) a rate of interest is guaranteed to be credited within the Fixed Account.

Income Date: The date on which Income Payments begin. The Income Date is shown on the Contract Schedule.

In Force: The status of a Contract before the Income Date so long as it has not been totally surrendered and there has not been a death of a Contract Owner or Joint Contract Owner that will cause the Contract to end within five years of the date of death.

Office:  Our executive office shown on the Contract Schedule.

Person: A human being, trust, corporation, or any other legally recognized entity.

Portfolio:   A series of an Eligible Fund which constitutes a separate  and distinct class of shares.

Purchase Payment: A payment made by or on behalf of a Contract Owner with respect to a Contract.

Sub-account:   Variable  Account  assets  are  divided  into  Sub-accounts.
Assets of each Sub-account will be invested in shares of a Portfolio of an Eligible Fund, or directly in portfolio securities.

Valuation Date: Each day on which We and the New York Stock Exchange ("NYSE") are open for business, or any other day that the Securities and Exchange Commission requires that mutual funds, unit investment trusts or other investment portfolios be valued.

Valuation Period: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business on the next succeeding Valuation Date.

Variable Account:  Our Variable Account(s) shown on the Contract Schedule.

Variable  Account  Value:   The value of all amounts  in  the  Sub-accounts
accumulated under this Contract prior to the Income Date.

Variable Annuity: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-accounts of the Variable Account.

We, Us, Our:  Keyport Life Insurance Company.

Written Request: A request in writing, in a form satisfactory to Us, and received by Us at Our Office.

You, Your:  The Contract Owner and any Joint Contract Owners.

                       General Provisions

Purchase Payments

The initial Purchase Payment is due on the Contract Date. It must be paid at Our Office in United States currency. Coverage under a Contract does not take effect until We have accepted the initial Purchase Payment during Your lifetime. Each Purchase Payment after the Contract Date must be at least the amount shown on the Contract Schedule. Provided the Contract Value under a Contract does not go to zero, a Contract will stay in force until the Income Date even if You make no payments after the initial one. We reserve the right to reject any subsequent Purchase Payment.

Allocation of Purchase Payments

Your initial Purchase Payment is allocated to the Sub-accounts of the Variable Account and to the Fixed Account, if available, in accordance with the selections made by You at the Contract Date. Unless otherwise changed by You, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of Purchase Payments is subject to the terms and conditions imposed by Us. We reserve the right to allocate initial Purchase Payments to the Money Market Sub-account until the expiration of the Right to Examine Contract period set forth on Page 1 of the Contract.

The Contract

This contract form, any attached copy of the application, and any attached riders or endorsements make up the entire contract between You and Us. All statements made by the Contract Owner or any Annuitant will be deemed representations and not warranties. No such statement will be used in any contest unless it is contained in the application signed by You, a copy of which has been furnished to You, or to the Beneficiary.

Only Our President or Secretary may agree to change any of the terms of the Contract. Any changes must be in writing. Any change to the terms of a Contract must be in writing and with Your Consent, unless provided otherwise by the Contract.

To assure that the Contract will maintain its status as a variable annuity under the Internal Revenue Code, We reserve the right to change this Contract to comply with future changes in the Internal Revenue Code, any regulations or rulings issued thereunder, and any requirements otherwise imposed by the Internal Revenue Service. You will be sent a copy of any such amendment as well as a copy of the regulatory change requiring the amendment. If the issue state shown on Page 3 is Connecticut or Massachusetts, such amendment will be filed for approval with the state's insurance supervisory official.

We reserve the right, subject to compliance with the law as currently applicable or subsequently changed, to: (a) operate the Variable Account in any form permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"), or in any other form permitted by law; (b) take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act, or to comply with any other applicable law; (c) transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) change the way We assess charges, so long as We do not increase the aggregate amount beyond that currently charged to the Variable Account and the Eligible Funds in connection with this Contract. If the shares of any of the Eligible Funds should become unavailable for investment by the Variable Account or if in Our judgment further investment in such Portfolio shares should become inappropriate in view of the purpose of the Contract, We may add or substitute shares of another mutual fund for the Portfolio shares already purchased under the Contract. No substitution of Portfolio shares in any Sub-account may take place without prior approval of the Securities and Exchange Commission and notice to the affected Contract Owners, to the extent required by the 1940 Act.

Contract Owner

The Contract Owner and any Joint Contract Owner are shown on Page 3. They may be changed by You. If You change an owner who is also the Annuitant, the owner being changed will still be the Annuitant.

You may exercise all rights of this Contract while it is In Force, subject to the rights of: (a) any assignee under an assignment filed with Us; and
(b) any irrevocably-named beneficiary.

Joint Contract Owner

A Contract may be owned by Joint Contract Owners. Upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will be the primary Beneficiary(ies). Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us.

Annuitant

The Annuitant is the natural Person on whose life Income Payments are based. The Annuitant is the natural Person designated by You at the Contract Date, unless changed prior to the Income Date. Any change of Annuitant is subject to Our underwriting rules then in effect. The Annuitant may not be changed in a Contract which is owned by a non-natural Person. You may name a Contingent Annuitant. The Contingent Annuitant becomes the Annuitant if the Annuitant dies while this Contract is In
Force. If the Annuitant dies and no Contingent Annuitant has been named, We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else. If the Contract is owned by a non-natural Person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated.

Beneficiary

The Beneficiary is the person who controls the Contract if any Contract Owner dies prior to the Income Date. If the Contract is owned by Joint Contract Owners, upon the death of any Contract Owner or Joint Contract Owner, the surviving owner(s) will become the primary Beneficiary. Any other beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request filed with Us. If You name more than one Person as Beneficiary or as Contingent Beneficiary, and do not state otherwise on an application or in a Written Request to Us, any non-survivors will not receive a benefit. The survivors will receive equal shares. Subject to the rights of any irrevocable Beneficiary, You may change the Beneficiary or Contingent Beneficiary. A change must be made by Written Request and will be effective as of the date the Written Request is signed. We will not be liable for any payment We make or action We take before We receive the Written Request.

Change of Contract Owner, Beneficiary or Contingent Annuitant

While this Contract is In Force, You may by Written Request change the Contract Owner, Joint Contract Owner, Beneficiary, Contingent Beneficiary, Contingent Annuitant, or in certain instances, the Annuitant. An irrevocably named Person may be changed only with the written consent of such Person. The change will be effective, following Our receipt of the Written Request, as of the date the Written Request was signed. The change will not affect any payments We make or actions We take prior to the time We receive the Written Request.

Assignment of the Contract

You may assign this Contract at any time while it is In Force. The assignment must be in writing and a copy must be filed at Our Office. Your rights and those of any revocably named Person will be subject to the assignment. An assignment will not affect any payments We make or actions We take before We receive the assignment. We are not responsible for the validity of any assignment.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any payee has been misstated, We will compute the amount payable based on the correct age and sex. If Income Payments have begun, any underpayment(s) that have been made will be paid in full with the next Income Payment. Any overpayment, unless repaid to Us in one sum, will be deducted from future Income Payments otherwise due until We are repaid in full.

Non-Participating

This Contract does not participate in Our divisible surplus.

Evidence of Death, Age, Sex or Survival

If a Contract provision relates to the death of a natural Person, We will require proof of death before We will act under that provision. Proof of death shall be: (a) a certified death certificate; or (b) a certified decree of a court of competent jurisdiction as to the finding of death; or
(c)  a written statement by a medical doctor who attended the deceased;  or
(d) any other document constituting due proof of death under applicable state law. If Our action under a Contract provision is based on the age, sex, or survival of any Person, We may require evidence of the particular fact before We act under that provision.

Protection of Proceeds

No Beneficiary or payee may commute or assign any payments under a Contract before they are due. To the extent permitted by law, no payments shall be subject to the debts of any Beneficiary or payee or to any judicial process for payment of those debts.

Reports

We will send You a report that shows the Contract Value at least once each Contract Year. We will send any other reports that may be required by law.

Taxes

Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payments or Contract Value. We may, in Our sole discretion, delay the deduction until a later date. By not deducting tax payments at the time of Our payment, We do not waive any right We may have to deduct amounts at a later date. We will, in Our sole discretion, determine when taxes relate to the Contract or to the operation of the Variable Account. We reserve the right to establish a provision for federal income taxes if We determine, in Our sole discretion, that We will incur a tax as a result of the operation of the Variable Account. Such a provision will be reflected in the Accumulation and Annuity Unit Values. We will deduct for any income taxes incurred by Us as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. We will deduct from any payment under this Contract any withholding taxes required by applicable law.

Regulatory Requirements

All values payable under the Contract will not be less than the minimum benefits required by the laws and regulations of the states in which the Contract is delivered.

Suspension or Deferral of Payments

We reserve the right to suspend or postpone payments for a withdrawal, transfer, surrender or death benefit for any period when:

          (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

          (2)  trading on the New York Stock Exchange is restricted;  or

          (3) an emergency exists as a result of which valuation or disposal of the assets and securities of the Variable Account is not reasonably practicable; or

          (4)  the  Securities  and  Exchange  Commission,  by  order   or
               pronouncement, so permits for the protection of Contract Owners;

provided  that  applicable  rules and regulations  of  the  Securities  and
Exchange Commission govern as to whether the conditions described in (2) and (3) above exist.

We reserve the right to delay payment of amounts allocated to the Fixed Account for up to six months.

                  Variable Account Provisions

The Variable Account

The Variable Account(s) is designated on the Contract Schedule and consists of assets set aside by Us, which are kept separate from Our general assets and all other variable account assets We maintain. We own the assets of the Variable Account. Variable Account assets equal to reserves and other contract liabilities will not be chargeable with liabilities arising out of any other business We may conduct. We may transfer to Our General Account assets which exceed the reserves and other liabilities of the Variable Account. Income and realized and unrealized gains or losses from assets in the Variable Account are credited to or charged against the account without regard to other income, gains or losses in Our other investment accounts.

The Variable Account assets are divided into Sub-accounts. The Sub-accounts which are available under the Contract are shown on the Contract Schedule. The assets of the Sub-accounts of the unit investment trust variable separate account are allocated to the Eligible Fund(s) and the Portfolio(s), if applicable, within an Eligible Fund shown on the Contract Schedule. The assets of the Sub-accounts of the investment company variable separate account, if applicable, are invested in portfolios of securities designed to meet the objectives of the Sub-Account shown on the Contract Schedule. We may, from time to time, add additional Sub-accounts, Eligible Funds or Portfolios to those shown on the Contract Schedule. You may be permitted to transfer Contract Values or allocate Purchase Payments to the additional Sub-Accounts, Eligible Funds or Portfolios. However, the right to make such transfers or allocations will be limited by the terms and conditions imposed by Us.

We also have the right to eliminate Sub-accounts from the Variable Account, to combine two or more Sub-accounts or to substitute a new Portfolio for the Portfolio in which a Sub-account invests. A substitution may become necessary if, in Our discretion, a Portfolio or Sub-account no longer suits the purposes of the Contract. This may happen: due to a change in laws or regulations or a change in a Portfolio's investment objectives or restrictions; because the Portfolio or Sub-account is no longer available for investment; or for some other reason. We will obtain any prior approvals that may be required from the insurance department of Our state of domicile, and from the SEC or any other governmental entity before making such a substitution.

When permitted by law, We reserve the right to:

     (1)  Deregister a Variable Account under the 1940 Act;
     (2) Operate a Variable Account as a management company under the 1940 Act, if it is operating as a unit investment trust;
     (3) Operate a Variable Account as a unit investment trust under the 1940 Act, if it is operating as a management company;
     (4)  Restrict or eliminate any voting rights as to the account;
     (5) Combine the Variable Account with any other variable account.

Valuation of Assets

The assets of the Variable Account are valued at their fair market value in accordance with Our procedures.

Accumulation Units

Your Variable Account Value will fluctuate in accordance with the investment results of the Sub-accounts to which You have allocated Your Purchase Payments or Contract Value. In order to determine how these fluctuations affect Your Contract Value, We use an Accumulation Unit value. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Sub-accounts of the Variable Account as a result of Purchase Payments, partial withdrawals, transfers, or charges deducted from the Contract Value. We determine the number of Accumulation Units of a Sub-account purchased or cancelled by dividing the amount allocated to, or withdrawn from, the Sub-account by the dollar value of one Accumulation Unit of the Sub-account as of the end of the Valuation Period during which We receive the request for the transaction.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-account was initially set at $10. Subsequent Accumulation Unit Values for each Sub-account are determined by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by a net investment factor for the Sub-account for the current period. This factor may be greater or less than 1.0; therefore, the Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

We calculate the net investment factor for each Sub-account investing in shares of mutual funds by dividing (a) by (b) and then subtracting (c) where:

     (a) is equal to:
         (i) the net asset value per share of the Portfolio in which the Sub-account invests at the end of the Valuation Period; plus
        (ii) any dividend per share declared for the Portfolio that has an ex-dividend date within the current Valuation
              Period.

     (b) is the net asset value per share of the Portfolio at the end of the preceding Valuation Period.

     (c) is equal to:
         (i) the sum of each Valuation Period equivalent of the annual rate for the Mortality and Expense Risk Charge, for the Administrative Charge, and for the Distribution Charge, if any, which are shown on the Contract Schedule; plus
         (ii) a charge factor, if any, for any tax provision established by Us a result of the operation of the Sub-account.

We calculate the net investment factor for each Sub-account investing directly in securities with the same formula, except:

     (a)  is equal to:
          (i)   the value of the assets in the Sub-account at the
                end of the preceding Valuation Period; plus
          (ii)  any investment income and capital gains, realized
                or unrealized, credited to the assets during the current Valuation Period; less
          (iii) any capital losses, realized or unrealized, charged against the assets during the current Valuation Period; less
          (iv) all operating and investment expenses relating to the assets that are incurred during the current Valuation Period.

     (b) is the value of the assets in the Sub-account at the end of the preceding Valuation Period.

Mortality and Expense Risk Charge

Each Valuation Period We deduct a Mortality and Expense Risk Charge from each Sub-account of the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Mortality and Expense Risk Charge compensates Us for assuming the mortality and expense risks with respect to the Contracts We issue. We guarantee the dollar amount of each Income Payment after the first Income Payment will not be affected by variations in mortality or expense experience.

Administrative Charge

Each Valuation Period We deduct an Administrative Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Administrative Charge compensates Us for the costs associated with administration of the Variable Account and the Contracts We issue.

Distribution Charge

Each Valuation Period We deduct a Distribution Charge from the Variable Account which is equal, on an annual basis, to the amount shown on the Contract Schedule. The Distribution Charge compensates Us for the costs associated with the distribution of the Contracts We issue.

Contract Maintenance Charge

We deduct a Contract Maintenance Charge from the Variable Account Value by cancelling Accumulation Units from each applicable Sub-account to reimburse Us for expenses relating to the maintenance of the Contract. We will deduct the Contract Maintenance Charge from the Sub-accounts of the Variable Account in the same proportion that the amount of Variable Contract Value in each Sub-account bears to the Variable Contract Value. The Contract Maintenance Charge is shown on the Contract Schedule. The Contract Maintenance Charge will be deducted from the Variable Contract Value on each Contract Anniversary during the Accumulation Period.

If a total surrender is made on a date other than a Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of surrender.

During the Annuity Period, the Contract Maintenance Charge will be deducted on a pro-rata basis from each Annuity Payment.

                           Transfers

Subject to any limitation We impose on the number of transfers permitted in a Contract Year, You may transfer all or part of Your Contract Value among the Sub-accounts and the Fixed Account, if any, by Written Request or by telephone without the imposition of any fees or charges. Transfers among the Sub-accounts and the Fixed Account are permitted only during the Accumulation Period. The number of permitted transfers, and the charge for transfers in excess of that number, are shown on the Contract Schedule. All transfers are subject to the following:

      (1) If more than the number of free transfers, shown on the Contract Schedule, are made in a Contract Year, We will deduct a transfer charge, shown on the Contract Schedule, for each subsequent transfer. The transfer fee will be deducted from the Sub-account from which the transfer is made. However, if You transfer Your entire interest in a Sub-account, the transfer fee will be deducted from the amount transferred. If You make a transfer from more than one Sub-account, any transfer fee will be allocated pro-rata among such Sub-accounts in proportion to the amount transferred from each.

      (2) During the Annuity Period, transfers of values between Sub-accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units in the Sub-account to which a transfer is made, so that the next Income Payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, Income Payments will reflect changes in the value of the new Annuity Units.

      (3) The minimum amount which you may transfer is shown on the Contract Schedule. The minimum amount which must remain in a Sub-account after a transfer is shown on the Contract Schedule.

      (4) If 100% of the value of any Sub-account is transferred and the current allocation for Purchase Payments includes that Sub-account, the allocation for future Purchase Payments will change to reflect Your allocation of Contract Value following the transfer.

     (5) We reserve the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privileges described above.

We will not be liable for transfers made in accordance with Your instructions. All amounts and Accumulation Units will be determined as of the end of the Valuation Period in which We receive the request for transfer.

            Partial Withdrawals and Total Surrender

Partial Withdrawals

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a partial withdrawal, subject to the provisions and limitations shown on the Contract Schedule. For purposes of determining whether a surrender charge is applicable to Your partial withdrawal:

     (1) Your partial withdrawal will first be taken from the portion of Your Contract Value which is in excess of Your Purchase Payments, and then from Your Purchase Payments; and

     (2) We will allocate partial withdrawals to Purchase Payments in the order in which the Purchase Payments were made, starting with the first.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-account in the ratio that Your interest in the Sub-account bears to Your Variable Account Value. You must specify by Written Request in advance if You want Accumulation Units to be cancelled in a manner other than the method described above. If there is no value or insufficient value in the Variable Account, then the amount withdrawn, or the insufficient portion, will be deducted from the Fixed Account. If You have multiple Guarantee Periods, We will deduct such amount from each Guarantee Period's values in the ratio that each Period's values bears to the total Fixed Account Value. You must specify by Written Request in advance if You want multiple Guarantee Periods to be reduced in a manner other than the method described above.

Each partial withdrawal must be for an amount not less than the amount shown on the Contract Schedule. The Contract Value which must remain in the Contract is shown on the Contract Schedule. The Contract Schedule also shows any charge.

Total Surrender

During the Accumulation Period while the Contract is In Force, You may, upon Written Request, make a total surrender of the Contract. We will pay You the Contract Surrender Value which equals:

     (1) the Contract Value as of the end of the Valuation Period during which We receive a Written Request for a withdrawal or surrender; less

     (2)  any applicable taxes not previously deducted; less

     (3)  any surrender charge; less

     (4)  any Contract Maintenance Charge.

We will pay the amount of any withdrawal or surrender within seven days unless the Suspension or Deferral of Payments Provision is in effect.

                             Death Provisions

Death of Contract Owner

These provisions apply if, during the Accumulation Period while the Contract is In Force, the Contract Owner or any Joint Contract Owner dies
(whether or not the decedent is also the Annuitant) or the Annuitant dies under a Contract owned by a non-natural Person. The "designated beneficiary" will control the Contract after such a death. This "designated beneficiary" will be the first Person among the following who is alive on the date of death: Contract Owner; Joint Contract Owner; primary Beneficiary; Contingent Beneficiary; and Contract Owner's estate. If the Contract Owner and Joint Contract Owner are both alive, they shall be the "designated beneficiary" together.

If the decedent's surviving spouse (if any) is the sole "designated beneficiary", the surviving spouse will automatically become the new sole Contract Owner as of the date of the death. And, if the Annuitant is the decedent, the new Annuitant will be any living Contingent Annuitant, otherwise the surviving spouse. The Contract may stay in force until another death occurs (i.e., until the death of the Contract Owner or Joint Contract Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Contract may stay in force up to five years from the date of death. During this period, the "designated beneficiary" may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to surrender the Contract for its Contract Surrender Value. If this Contract is still in force at the end of the five-year period, We will automatically end it then by paying to the "designated beneficiary" the Contract Surrender Value without the deduction of any applicable surrender charges. If the "designated beneficiary" is not alive then, We will pay any Person(s) named by the "designated beneficiary" in a Written Request; otherwise the "designated beneficiary's" estate.

Death of Annuitant

These provisions apply if during the Accumulation Period while the Contract is In Force, (a) the Annuitant dies, (b) the Annuitant is neither the Contract Owner nor a Joint Contract Owner, and (c) the Contract Owner is a natural Person. The Contract will continue in force after the Annuitant's death. The new Annuitant will be any living Contingent Annuitant. We will allow You sixty days to designate someone other than Yourself as Annuitant. You will be the Contingent Annuitant unless You name someone else.

Payment of Benefits

Instead of receiving a lump sum, You or any "designated beneficiary" may by Written Request direct that We pay any benefit of $5,000 or more under an Annuity Option that meets the following: (a) the first payment to the "designated beneficiary" must be made no later than one year after the date of death; (b) payments must be made over the life of the "designated beneficiary" or over a period not extending beyond that person's life expectancy; and (c) any Annuity Option that provides for payments to continue after the death of the "designated beneficiary" will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                       Annuity Provisions

General

If the Contract is In Force on the Income Date, the Adjusted Contract Value will be applied under the Annuity Option selected by You. Income Payments may be made on a fixed or variable basis or both.

Income Date

The Income Date may be selected by You. It is shown on the Contract Schedule. The Income Date can be any time after the Contract Date for variable payments and any time after the first Contract Anniversary for fixed payments. The Income Date may not be later than the earlier of when the Annuitant reaches attained age 90 or that required under state law. If no Income Date is selected, it will be the earlier of when the Annuitant reaches attained age 90 or the maximum date permitted under state law, if any.

Prior  to  the  Income  Date, You may change the  Income  Date  by  Written
Request.   Any change must be requested at least 30 days prior to  the  new
Income Date.

Selection of an Annuity Option

An Annuity Option may be selected by You. If no Annuity Option is selected, Option B will automatically be applied. Prior to the Income Date, You may change the Annuity Option selected by Written Request. Any change must be requested at least 30 days prior to the Income Date.

Frequency and Amount of Income Payments

Income Payments are paid in monthly installments unless quarterly, semi-annual or annual payments are chosen. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $5,000, We reserve the right to make a lump sum payment in lieu of Income Payments. If the Income Payment would be or becomes less than $100, We will reduce the frequency of payments to a longer interval which will result in each payment being at least $100.

Annuity Options

The following Annuity Options or any other Annuity Option acceptable to Us may be selected:

     OPTION A. ANNUITY FOR A FIXED NUMBER OF YEARS: Income Payments for a chosen number of years, not fewer than 5. If the payee dies during the payment period and the Beneficiary does not desire payments to continue for the remainder of the period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum. During the payment period of a Variable Annuity, the payee may elect by Written Request to receive the following amount: (a) the present value of the remaining payments commuted; less (b) any surrender charge that may be due by treating the value defined in (a) as a surrender. Instead of receiving a lump sum, the payee may elect another Annuity Option. The amount applied to that Option would not be reduced by the charge defined in (b).

     OPTION  B.  LIFE  ANNUITY  WITH PERIOD CERTAIN  OF  10  YEARS:  Income
     Payments during the lifetime of the payee and in any event for 10 years certain. If the payee dies during the guaranteed payment period and the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed payments remaining commuted and paid in a lump sum.

     OPTION C. JOINT AND SURVIVOR ANNUITY: Income Payments payable during the joint lifetime of the payee and a designated second natural person and then during the lifetime of the survivor.

Unless the Annuity Option provides for commutation by the payee, a payee may not withdraw or otherwise end an Annuity Option after it begins. Payments will end upon the payee's death unless the Annuity Option provides for payments continuing to a successor payee. No successor payee may extend the period of time over which the remaining payments are to be made.

Annuity

If You select a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If You select a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-accounts of the Separate Account in accordance with the selection You make, and the Annuity will be paid as a Variable Annuity. You may also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. If You do not select between a Fixed Annuity and a Variable Annuity, any Adjusted Contract Value in the Variable Account will be applied to a Variable Annuity and any Adjusted Contract Value in the Fixed Account will be applied to a Fixed Annuity.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option You select. If, as of the Income Date, the current Annuity Option rates provide an initial Income Payment greater than the initial Income Payment guaranteed under the applicable Annuity Table in the Contract, the greater payment will be made.

Fixed Annuity

The minimum dollar amount of each Fixed Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. After the initial Fixed Annuity Income Payment, the payments will not change regardless of investment, mortality or expense experience.

Variable Annuity

Variable Annuity payments reflect the investment performance of the Variable Account in accordance with the allocation of the Adjusted Contract Value to the Sub-accounts during the Annuity Period. Variable Annuity Income Payments are not guaranteed as to dollar amount.

The dollar amount of the first Variable Annuity Income Payment for each $1,000 of Adjusted Contract Value is shown in the Annuity Tables. The dollar amount of Variable Annuity Income Payments for each applicable Sub-account after the first Variable Annuity Income Payment is determined as follows:

          (1) the dollar amount of the first Variable Annuity Income Payment is divided by the value of an Annuity Unit for each
          applicable  Sub-account as of the Income  Date.   This  sets  the
          number of Annuity Units for each monthly payment for the applicable Sub-account. The number of Annuity Units for each applicable Sub-account remains fixed during the Annuity Period;

          (2) the fixed number of Annuity Units per payment in each Sub-account is multiplied by the Annuity Unit Value for that Sub-account for the Valuation Period for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-account.

The total dollar amount of each Variable Annuity Income Payment is the sum of all Sub-account Variable Annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

Annuity Unit

The value of any Annuity Unit for each Sub-Account of the Separate Account was initially set at $10.

The Sub-account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

          (1) the net investment factor calculated as set forth on Pages 11-12 (but without the Distribution Charge, if any) for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-account for the immediately preceding Valuation Period.

          (2) the result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Valuation Period equivalent of the Assumed Investment Rate for the number of days in the current Valuation Period. The Assumed Investment Rate is equal to 6% per year.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Using the Tables

Tables 2, 3, 5, and 6 are age-dependent. The amount of the first Income Payment will be based on an age a specified number of years younger than the person's then-attained age (i.e., age last birthday). This age setback is as follows:

     Date of First Payment                 Age Setback
           1996-1999                         1 year
           2000-2009                         2 years
           2010-2019                         4 years
           2020-2029                         5 years
         2030 or later                       6 years

We will calculate the amount for a payment frequency other than monthly and for any ages not shown in Tables 2, 3, 5, and 6 in accordance with the next section. Upon request, We will tell You any such amount.

Basis of Calculation

Tables 1 and 4 are based on interest at 6% and 3%, respectively. Tables 2, 3, 5, and 6 are based on the 1983 Individual Annuity Valuation Tables, weighted 40% male and 60% female, with interest at 6% (Tables 2 and 3) and 3% (Tables 5 and 6), projected dynamically with Projection Scale G.

TABLE 1: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION A FOR EACH $1,000 APPLIED

Years       Payment  Years      Payment  Years      Payment    Years  Payment

5          $19.17   12          $9.63    19         $7.24    25       $6.32
6           16.42   13           9.12    20          7.04    26       6.21
7           14.46   14           8.69    21          6.86    27       6.11
8           13.00   15           8.31    22          6.70    28       6.02
9           11.87   16           7.99    23          6.56    29       5.94
10          10.97   17           7.71    24          6.43    30       5.87
11          10.24   18           7.46

TABLE   2: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION B FOR EACH $1,000
APPLIED

Age  Payment   Age  Payment   Age  Payment   Age  Payment   Age  Payment

30     $5.09   43    $5.40    56    $6.06    69     $7.47   82   $ 9.72
31      5.11   44     5.44    57     6.13    70      7.63   83     9.87
32      5.13   45     5.47    58     6.21    71      7.79   84    10.02
33      5.14   46     5.51    59     6.30    72      7.95   85    10.15
34      5.16   47     5.55    60     6.39    73      8.12   86    10.27
35      5.18   48     5.60    61     6.48    74      8.30   87    10.38
36      5.20   49     5.64    62     6.59    75      8.48   88    10.48
37      5.23   50     5.69    63     6.69    76      8.66   89    10.57
38      5.25   51     5.74    64     6.81    77      8.84   90    10.65
39      5.28   52     5.80    65     6.93    78      9.03   91    10.72
40      5.31   53     5.86    66     7.05    79      9.21   92    10.77
41      5.34   54     5.92    67     7.19    80      9.38   93    10.82
42      5.37   55     5.99    68     7.33    81      9.55   94    10.86
                                                            95    10.89

TABLE 3: FIRST MONTHLY PAYMENT PAYABLE UNDER VARIABLE OPTION C FOR EACH $1,000 APPLIED

                      COMBINATION OF AGES

     30   35   40   45   50   55   60   65   70   75   80   85    90    95

30 $4.97$4.99$5.00$5.02$5.04$5.05$5.06$5.07$5.08$5.09$5.09$5.09 $5.10 $5.10
35       5.01 5.04 5.07 5.09 5.11 5.13 5.15 5.16 5.17 5.18 5.18  5.19  5.19
40            5.08 5.12 5.16 5.19 5.22 5.25 5.27 5.29 5.30 5.31  5.31  5.32
45                 5.18 5.23 5.29 5.34 5.38 5.41 5.44 5.46 5.48  5.49  5.49
50                      5.32 5.40 5.47 5.54 5.60 5.64 5.68 5.70  5.72  5.72
55                           5.51 5.62 5.73 5.85 5.90 5.96 6.00  6.02  6.04
60                                5.79 5.95 6.11 6.24 6.34 6.41  6.45  6.48
65                                     6.20 6.44 6.66 6.84 6.97  7.05  7.10
70                                          6.80 7.15 7.47 7.71  7.87  7.97
75                                               7.69 8.22 8.66  8.99  9.20
80                                                    9.03 9.81 10.43 10.87
85                                                        11.02 12.11 12.98
90                                                              13.82 15.34
95                                                                    17.66

TABLE 4: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION A FOR EACH $1,000 APPLIED

Years Payment    Years    Payment   Years     Payment    Years     Payment

5    $17.91      12      $8.24       19       $5.73      25       $4.71
6     15.14      13       7.71       20        5.51      26        4.59
7     13.16      14       7.26       21        5.32      27        4.47
8     11.68      15       6.87       22        5.15      28        4.37
9     10.53      16       6.53       23        4.99      29        4.27
10     9.61      17       6.23       24        4.84      30        4.18
11     8.86      18       5.96

TABLE 5: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION B FOR EACH $1,000 APPLIED

Age     Payment     Age Payment    Age Payment   Age Payment   Age  Payment
30      $3.05       43  $3.46      56  $4.24      69   $5.79    82  $8.24
31       3.07       44   3.50      57   4.32      70    5.96    83   8.41
32       3.09       45   3.55      58   4.41      71    6.13    84   8.57
33       3.12       46   3.60      59   4.51      72    6.31    85   8.72
34       3.15       47   3.65      60   4.61      73    6.50    86   8.85
35       3.18       48   3.70      61   4.71      74    6.69    87   8.97
36       3.21       49   3.76      62   4.82      75    6.88    88   9.08
37       3.24       50   3.82      63   4.94      76    7.08    89   9.18
38       3.27       51   3.88      64   5.07      77    7.28    90   9.27
39       3.31       52   3.94      65   5.20      78    7.48    91   9.34
40       3.34       53   4.01      66   5.34      79    7.68    92   9.40
41       3.38       54   4.08      67   5.48      80    7.87    93   9.46
42       3.42       55   4.16      68   5.63      81    8.06    94   9.50
                                                                95   9.53

TABLE 6: MINIMUM MONTHLY PAYMENT PAYABLE UNDER FIXED OPTION C FOR EACH $1, 000 APPLIED

                           COMBINATION OF AGES

     30   35   40   45   50   55   60   65   70   75   80   85   90   95

30 $2.88$2.92$2.95$2.98$3.00$3.01$3.02$3.03$3.04$3.04$3.04$3.05 $3.05 $3.05
35       2.97 3.02 3.06 3.09 3.12 3.14 3.15 3.16 3.17 3.17 3.18  3.18  3.18
40            3.09 3.15 3.20 3.24 3.27 3.30 3.32 3.33 3.34 3.34  3.34  3.35
45                 3.24 3.31 3.38 3.44 3.48 3.51 3.53 3.54 3.55  3.56  3.56
50                      3.43 3.53 3.62 3.69 3.74 3.78 3.80 3.82  3.83  3.83
55                           3.68 3.81 3.93 4.02 4.09 4.13 4.16  4.18  4.19
60                                4.01 4.19 4.35 4.47 4.56 4.61  4.65  4.66
65                                     4.47 4.73 4.94 5.11 5.21  5.28  5.32
70                                          5.11 5.48 5.78 6.00  6.13  6.21
75                                               6.04 6.57 6.99  7.28  7.46
80                                                    7.40 8.16  8.75  9.15
85                                                         9.38 10.46 11.29
90                                                              12.18 13.68
95                                                                    16.02




                               Endorsements

                        To be inserted only by Us












Keyport
Life Insurance Company
Providence, Rhode Island
















              Variable Annuity Contract
              Flexible Purchase Payments
               Deferred Income Payments
           Nonparticipating -- No Dividends

                                                              EXHIBIT  4(l)

                                                       INTERNAL VA EXCHANGE
                                                                ENDORSEMENT


We have issued this endorsement as part of the Certificate to which it is attached.

For purposes of this endorsement, the term "VA" shall mean Your Keyport Life Insurance Company variable annuity contract that You exchanged for this variable annuity Certificate on the Certificate Date.

The third paragraph on page one is changed to read:

     RIGHT TO EXAMINE CERTIFICATE: You may return this Certificate to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Certificate as though it were never issued. Upon receipt We will return Your VA and treat it as though it were never exchanged.

For purposes of the "Purchase Payments" section, the initial Purchase Payment shall equal the full contract value of Your VA on the Certificate Date of this Certificate less the contract maintenance charge amount deducted from the VA.

For purposes of calculating any applicable contingent deferred sales charge under the "Surrender Charge" and "Partial Withdrawals" sections:

     (a)  the initial Purchase Payment under this Certificate shall be ignored;
     (b) the Purchase Payments You made under Your VA shall be treated as if they were made under this Certificate upon the actual dates they were made to the VA; and
     (c) if You made one or more withdrawals under your VA, any withdrawal You make under this Certificate shall treat such prior withdrawals as if they were made under this Certificate upon the actual dates they were made from the VA.





Signed for the Company:____________________________________________
                              Secretary

                                                              EXHIBIT  4(m)

                                                       INTERNAL VA EXCHANGE
                                                                ENDORSEMENT



We have issued this endorsement as part of the Contract to which it is attached.

For purposes of this endorsement, the term "VA" shall mean Your Keyport Life Insurance Company variable annuity contract that You exchanged for this variable annuity Contract on the Contract Date.

The third paragraph on page one is changed to read:

     RIGHT TO EXAMINE CONTRACT: You may return this Contract to Us or the agent through whom You purchased it within 10 days after You receive it. If so returned, We will treat the Contract as though it were never issued. Upon receipt We will return Your VA and treat it as though it were never exchanged.

For purposes of the "Purchase Payments" section, the initial Purchase Payment shall equal the full contract value of Your VA on the Contract Date of this Contract less the contract maintenance charge amount deducted from the VA.

For purposes of calculating any applicable contingent deferred sales charge under the "Surrender Charge" and "Partial Withdrawals" sections:

     (a) the initial Purchase Payment under this Contract shall be ignored;
     (b) the Purchase Payments You made under Your VA shall be treated as if they were made under this Contract upon the actual dates they were made to the VA; and
     (c) if You made one or more withdrawals under your VA, any withdrawal You make under this Contract shall treat such prior withdrawals as if they were made under this Contract upon the actual dates they were made from the VA.





Signed for the Company:____________________________________________
                              Secretary

                                                               EXHIBIT 10

                        CONSENT OF INDEPENDENT AUDITORS





    We consent to the reference to our firm under the caption "Experts" in the Statement of Additional Information and to the use of our reports dated February 5, 1997, with respect to the consolidated financial statements of Keyport Life Insurance Company, and March 14, 1997, with respect to the financial statements of Keyport Life Insurance Company-Variable Account A, included in this Post-Effective Amendment No. 5 to the Registration Statement (Form N-4, Nos. 333-1043 and 811-7543).






                                                 /s/ERNST & YOUNG LLP


Boston, Massachusetts
July 30, 1997

              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





The Board of Directors
Keyport Life Insurance Company:






    We consent to the use of our report and to the reference to our firm under the heading "Experts" in the Statement of Additional Information, both incorporated by reference into the Keyport Life Insurance Company Form N-4 Post-Effective Amendment No. 5 (Registration Nos. 333-1043 and 811-
7543).

Our report dated February 16, 1996 contains an explanatory paragraph that refers to a change in accounting by the Company to adopt the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities".








/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
July 30, 1997